UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06526

The Boston Trust & Walden Funds
(Exact name of registrant as specified in charter)

One Beacon Street, Boston MA			02108
(Address of principal executive offices)			(Zip code)

4400 Easton Commons, Suite 200 Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-282-8782

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

Item 1. Reports to Stockholders.

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Semi-Annual Report June 30, 2019 (Unaudited)

Table of Contents

Boston Trust Asset Management Fund
Investment Performance	2
Schedule of Portfolio Investments	8
Financial Statements	10
Financial Highlights	12

Boston Trust Equity Fund
Investment Performance	3
Schedule of Portfolio Investments	13
Financial Statements	14
Financial Highlights	16

Boston Trust Midcap Fund
Investment Performance	4
Schedule of Portfolio Investments	17
Financial Statements	18
Financial Highlights	20

Boston Trust SMID Cap Fund
Investment Performance	5
Schedule of Portfolio Investments	21
Financial Statements	22
Financial Highlights	24

Boston Trust Small Cap Fund
Investment Performance	6
Schedule of Portfolio Investments	25
Financial Statements	26
Financial Highlights	28

Environmental, Social, and Governance Research and Engagement Update (Annual Impact Report)	30

Walden Asset Management Fund
Investment Performance	33
Schedule of Portfolio Investments	40
Financial Statements	42
Financial Highlights	44

Walden Equity Fund
Investment Performance	34
Schedule of Portfolio Investments	45
Financial Statements	46
Financial Highlights	48

Walden Midcap Fund
Investment Performance	35
Schedule of Portfolio Investments	49
Financial Statements	50
Financial Highlights	52

Walden SMID Cap Fund
Investment Performance	36
Schedule of Portfolio Investments	53
Financial Statements	54
Financial Highlights	56

Walden Small Cap Fund
Investment Performance	37
Schedule of Portfolio Investments	57
Financial Statements	58
Financial Highlights	60

Walden International Equity Fund
Investment Performance	38
Schedule of Portfolio Investments	61
Financial Statements	63
Financial Highlights	65

Notes to Financial Statements	66
Supplementary Information	74

Boston Trust Investment Management, Inc. (BTIM), a subsidiary of Boston Trust & Investment Management Company, serves as investment adviser (the “Adviser”) to The Boston Trust & Walden Funds and receives a fee for its services. Boston Trust & Investment Management Company provides certain administrative, operational, and investment support functions for the Adviser and is paid a fee for these services by the Adviser.

Shares of the Funds are not deposits of, obligations of, or guaranteed by BTIM or its affiliates, nor are they federally insured by the FDIC. Investments in the Funds involve investment risks, including the possible loss of principal. Funds are distributed by Foreside Financial Services, LLC.

The foregoing information and opinions are for general information only. The Boston Trust & Walden Funds and BTIM do not assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only, and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice. Portfolio composition is as of June 30, 2019 and is subject to change without notice.

The Boston Trust & Walden Funds may invest in foreign securities, which may involve risk not typically associated with U.S. investments.

To reduce expenses, we may only mail one copy of the Funds’ shareholder updates, such as their prospectus, annual report, semi-annual report, to those addresses shared by two or more accounts. If you are a direct shareholder and wish to receive individual copies of these documents, please call us at 800-282-8782 x7050. If you are not a direct shareholder, please contact your financial institution to opt out of householding. We will begin sending you individual copies thirty days after receiving your request.

Important Notice: The Securities and Exchange Commission will permit funds to deliver shareholder reports electronically beginning January 1, 2021. At that time, The Boston Trust & Walden Funds will send a notice, either by mail or email, each time your fund’s updated report is available on our website (www.btim.com). Investors enrolled in electronic delivery will receive the notice by email, with links to the updated report. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option free of charge by calling your broker dealer or other financial intermediary, or by calling the Funds at 1.800.282.8782 x7050.

Photography credits:

• Cover: Bruce Field • Pages 1, 3, 4, 34, 35, 37 and 38: Jim Gallagher • Pages 2, 5, and 36: Rebecca Monette • Page 6: Janet C. Dygert • Page 33: Dan Fuscaldo

Boston Trust Asset Management Fund	Investment Performance (Unaudited)
June 30, 2019

Fund Net Asset Value:	$50.92
Gross Expense Ratio(1):	0.93%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)         The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2019. Additional information pertaining to the Fund’s expense ratio as of June 30, 2019 can be found in the financial highlights included in this report.

	For the period ended 6/30/19
	Aggregate	Average Annual Total Returns
					Since
					Inception
	Six Months	1 Year	5 Years	10 Years	(12/1/95)
Boston Trust Asset Management Fund	15.02%	12.53%	8.71%	10.59%	8.19%
S&P 500 Index	18.54%	10.42%	10.71%	14.70%	8.97%
Bloomberg Barclays U.S. Government/Credit Bond Index	6.90%	8.52%	3.11%	4.09%	5.13%
FTSE 3 Month U.S. Treasury Bill Index	1.21%	2.30%	0.84%	0.46%	2.26%

The above chart represents a 10-year hypothetical $100,000 investment in the Boston Trust Asset Management Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Asset Management Fund is measured against a combination of equity and fixed income indices. The Standard & Poor’s 500 Index (“S&P 500”), which is widely regarded as a gauge of the U.S. equities market, includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The Bloomberg Barclays U.S. Government/Credit Bond Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (e.g., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Bloomberg Barclays U.S. Government/Credit Bond Index is a component of the Bloomberg Barclays U.S. Aggregate Index. The FTSE 3 Month U.S. Treasury Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The indices are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an average or an index.

Investment Performance (Unaudited)	Boston Trust Equity Fund
June 30, 2019

	For the period ended 6/30/19
	Aggregate	Average Annual Total Returns
					Since
					Inception
	Six Months	1 Year	5 Years	10 Years	(10/1/03)
Boston Trust Equity Fund	18.29%	14.49%	10.07%	13.20%	8.77%
S&P 500 Index	18.54%	10.42%	10.71%	14.70%	9.19%

The above chart represents a 10-year hypothetical $100,000 investment in the Boston Trust Equity Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Equity Fund is measured against the Standard & Poor’s 500 Index (“S&P 500”), which is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market.The index is unmanaged and its performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$26.78
Gross Expense Ratio(1):	0.92%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)         The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2019. Additional information pertaining to the Fund’s expense ratio as of June 30, 2019 can be found in the financial highlights included in this report.

Boston Trust Midcap Fund	Investment Performance (Unaudited)
June 30, 2019

Fund Net Asset Value:	$18.90
Gross Expense Ratio(1):	0.98%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)         The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2019. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2019 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2020 and may be renewed thereafter.

	For the period ended 6/30/19
	Aggregate	Average Annual Total Returns
					Since
					Inception
	Six Months	1 Year	5 Years	10 Years	9/24/07
Boston Trust Midcap Fund(1)	19.77%	13.00%	10.57%	14.85%	9.60%
Russell Midcap® Index	21.35%	7.83%	8.63%	15.16%	8.36%

The above chart represents a 10-year hypothetical $100,000 investment in the Boston Trust Midcap Fund, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Midcap Fund is measured against the Russell Midcap® Index, which is an unmanaged index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Investment Performance (Unaudited)	Boston Trust SMID Cap Fund
June 30, 2019

	For the period ended 6/30/19
	Aggregate	Average Annual Total Returns
				Since
				Inception
	Six Months	1 Year	5 Years	11/30/11
Boston Trust SMID Cap Fund(1)	18.87%	8.01%	9.61%	11.91%
Russell 2500™ Index	19.25%	1.77%	7.66%	12.70%

The above chart represents a hypothetical $1,000,000 investment in the Boston Trust SMID Cap Fund from November 30, 2011 to June 30, 2019, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust SMID Cap Fund is measured against the Russell 2500™ Index, which is an unmanaged index that measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$17.39
Gross Expense Ratio(1):	0.98%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)         The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2019. The contractual fee limit under the Fund’s expense limitation agreement is 0.75% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2019 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2020 and may be renewed thereafter.

Boston Trust Small Cap Fund	Investment Performance (Unaudited)
June 30, 2019

Fund Net Asset Value:	$14.47
Gross Expense Ratio(1):	1.09%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)    The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2019. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2019 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2020 and may be renewed thereafter.

	For the period ended 6/30/19
	Aggregate	Average Annual Total Returns
					Since
					Inception
	Six Months	1 Year	5 Years	10 Years	(12/31/94)
Boston Trust Small Cap Fund(1)	20.58%	7.79%	8.62%	13.18%	10.91%
Russell 2000® Index	16.98%	-3.31%	7.06%	13.45%	9.24%

The above chart represents a 10-year hypothetical $100,000 investment in the Boston Trust Small Cap Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Small Cap Fund is measured against the Russell 2000® Index, which is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

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Schedule of Portfolio Investments	Boston Trust Asset Management Fund
June 30, 2019 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (78.9%)
Communication Services (6.2%)
Alphabet, Inc., Class A (a)	2,000	2,165,600
Alphabet, Inc., Class C (a)	15,000	16,213,650
Comcast Corp., Class A	275,000	11,627,000
Omnicom Group, Inc.	35,000	2,868,250
		32,874,500
Consumer Discretionary (4.6%)
Autoliv, Inc.	30,000	2,115,300
NIKE, Inc., Class B	115,000	9,654,250
Ross Stores, Inc.	30,000	2,973,600
Starbucks Corp.	110,000	9,221,300
Veoneer, Inc. (a)	25,000	432,750
		24,397,200
Consumer Staples (7.0%)
Church & Dwight Co., Inc.	75,000	5,479,500
Costco Wholesale Corp.	45,000	11,891,700
Diageo PLC, Sponsored ADR	25,000	4,308,000
McCormick & Co., Inc.	25,000	3,875,250
PepsiCo, Inc.	30,000	3,933,900
Procter & Gamble Co.	25,000	2,741,250
Sysco Corp.	50,000	3,536,000
The Hershey Co.	10,000	1,340,300
		37,105,900
Energy (2.4%)
Chevron Corp.	27,500	3,422,100
ConocoPhillips	50,000	3,050,000
Exxon Mobil Corp.	75,000	5,747,250
Schlumberger Ltd.	15,000	596,100
		12,815,450
Financials (14.9%)
American Express Co.	55,000	6,789,200
BB&T Corp.	100,000	4,913,000
Berkshire Hathaway, Inc., Class B (a)	60,000	12,790,200
Chubb Ltd.	35,000	5,155,150
Cincinnati Financial Corp.	60,000	6,220,200
Comerica, Inc.	30,000	2,179,200
Commerce Bancshares, Inc.	33,501	1,998,670
JPMorgan Chase & Co.	100,000	11,180,000
M&T Bank Corp.	17,500	2,976,225
Northern Trust Corp.	50,000	4,500,000
PNC Financial Services Group, Inc.	45,000	6,177,600
State Street Corp.	40,000	2,242,400
T. Rowe Price Group, Inc.	40,000	4,388,400
U.S. Bancorp	125,000	6,550,000
		78,060,245
Health Care (11.7%)
Becton, Dickinson & Co.	50,000	12,600,500
Dentsply Sirona, Inc.	50,000	2,918,000
Edwards Lifesciences Corp. (a)	45,000	8,313,300
Henry Schein, Inc. (a)	50,000	3,495,000
Johnson & Johnson, Inc.	50,000	6,964,000
Medtronic PLC	20,000	1,947,800
Merck & Co., Inc.	40,000	3,354,000
Mettler-Toledo International, Inc. (a)	7,500	6,300,000
Stryker Corp.	25,000	5,139,500
UnitedHealth Group, Inc.	32,500	7,930,325
Varian Medical Systems, Inc. (a)	20,000	2,722,600
		61,685,025

	Shares or Principal Amount ($)
Industrials (9.4%)
3M Co.	45,000	7,800,300
Deere & Co.	2,500	414,275
Donaldson Co., Inc.	75,000	3,814,500
Emerson Electric Co.	25,000	1,668,000
Expeditors International of Washington, Inc.	35,000	2,655,100
Honeywell International, Inc.	25,000	4,364,750
Hubbell, Inc.	40,000	5,216,000
Illinois Tool Works, Inc.	35,000	5,278,350
Union Pacific Corp.	50,000	8,455,500
United Parcel Service, Inc., Class B	50,000	5,163,500
W.W. Grainger, Inc.	17,500	4,694,025
		49,524,300
Information Technology (18.3%)
Accenture PLC, Class A	70,000	12,933,900
Apple, Inc.	100,000	19,792,000
Automatic Data Processing, Inc.	70,000	11,573,100
Cisco Systems, Inc.	175,000	9,577,750
Microsoft Corp.	155,000	20,763,800
Oracle Corp.	150,000	8,545,500
Visa, Inc., Class A	75,000	13,016,249
		96,202,299
Materials (2.5%)
Air Products & Chemicals, Inc.	20,000	4,527,400
AptarGroup, Inc.	30,000	3,730,200
PPG Industries, Inc.	40,000	4,668,400
		12,926,000
Utilities (1.9%)
Consolidated Edison, Inc.	50,000	4,384,000
Eversource Energy	75,000	5,682,000
		10,066,000

TOTAL COMMON STOCKS (Cost $186,453,012)		415,656,919

CORPORATE BONDS (2.5%)

Financials (1.3%)
American Express Co., 2.65%, 12/2/22	1,926,000	1,948,478
Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	2,000,000	2,072,132
JPMorgan Chase & Co., 3.90%, 7/15/25, Callable 4/15/25 @ 100	1,000,000	1,068,675
Wells Fargo & Co., 3.55%, 9/29/25, MTN	2,000,000	2,091,088
		7,180,373

Health Care (0.2%)
Becton, Dickinson & Co., 3.13%, 11/8/21	1,000,000	1,014,998

Industrials (0.1%)
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100	500,000	506,887

Information Technology (0.9%)
Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	2,500,000	2,614,157
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	2,000,000	2,099,810
		4,713,967

TOTAL CORPORATE BONDS (Cost $12,986,097)		13,416,225

See Notes to Financial Statements

	Shares or
	Principal
Security Description	Amount ($)	Fair Value ($)
MUNICIPAL BONDS (0.6%)
Massachusetts (0.6%):
Massachusetts State, Series E, GO, 4.00%, 9/1/37, Callable 9/1/25 @ 100	1,000,000	1,095,190
Massachusetts State, Series E, GO, 5.00%, 7/1/38, Callable 7/1/26 @ 100	260,000	307,853
Massachusetts State Development Finance Agency Revenue, Series R-2, 5.00%, 7/1/28, Callable 7/1/20 @ 100	460,000	476,298
Massachusetts State Health & Educational Facilities Authority Revenue, Series A, 5.00%, 12/15/26, Prerefunded 12/15/19 @ 100	1,500,000	1,525,380
		3,404,721

TOTAL MUNICIPAL BONDS (Cost $3,523,762)		3,404,721

U.S. GOVERNMENT & U.S. GOVERNMNET AGENCY OBLIGATIONS (17.1%)

Federal Farm Credit Bank (4.2%)
2.63%, 8/12/19	10,000,000	10,006,644
2.85%, 3/2/28	2,000,000	2,087,952
2.95%, 1/27/25	2,000,000	2,101,838
3.14%, 12/5/29	2,500,000	2,672,270
3.39%, 2/1/28	2,000,000	2,171,528
3.85%, 12/26/25	2,770,000	3,059,315
		22,099,547
Federal Home Loan Bank (2.7%)
2.38%, 3/13/26	6,000,000	6,112,856
2.50%, 12/10/27	1,500,000	1,530,693
2.63%, 6/11/27	1,500,000	1,541,077
2.88%, 9/13/24	2,500,000	2,623,209
3.50%, 9/24/29	2,000,000	2,220,273
		14,028,108
U.S. Treasury Bill (2.4%)
1.93%, 7/18/19	5,000,000	4,995,169
2.05%, 8/15/19	7,500,000	7,480,429
		12,475,598
U.S. Treasury Note (7.8%)
2.75%, 2/15/24	40,000,000	41,776,562

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $88,247,790)		90,379,815

INVESTMENT COMPANIES (0.7%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 2.24%(b)	3,453,226	3,453,226
TOTAL INVESTMENT COMPANIES (Cost $3,453,226)		3,453,226

Total Investments (Cost $294,663,887) — 99.8%(c)		526,310,906
Other assets in excess of liabilities — 0.2%		989,157
NET ASSETS — 100.0%		$527,300,063

(a)                                 Non-income producing security.

(b)                                 Rate disclosed is the seven day yield as of June 30, 2019.

(c)                                  See Federal Tax Information listed in the Notes to the Financial Statements.

ADR                     American Depositary Receipt

GO                              General Obligation

MTN                   Medium Term Note

PLC                        Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust Asset Management Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

Assets:
Investments, at fair value (cost $294,663,887)	$526,310,906
Interest and dividends receivable	1,213,855
Receivable for capital shares issued	158,352
Prepaid expenses	16,979
Total Assets	527,700,092
Liabilities:
Payable for capital shares redeemed	19,100
Accrued expenses and other liabilities:
Investment adviser	316,197
Administration and accounting	26,535
Chief compliance officer	3,085
Custodian	5,656
Shareholder servicing fees	9,635
Transfer agent	3,300
Trustee	2,335
Other	14,186
Total Liabilities	400,029
Net Assets	$527,300,063
Composition of Net Assets:
Paid in capital	$292,908,600
Total distributable earnings/(loss)	234,391,463
Net Assets	$527,300,063
Shares outstanding (par value $0.01, unlimited number of shares authorized)	10,356,561
Net Asset Value, Offering Price and Redemption price per share	$50.91

STATEMENT OF OPERATIONS

For the period ended June 30, 2019 (Unaudited)

Investment Income:
Interest	$1,361,941
Dividends	3,602,539
Total Investment Income	4,964,480
Expenses:
Investment adviser	1,854,372
Administration and accounting	173,851
Chief compliance officer	21,642
Custodian	33,919
Shareholder servicing	71,323
Transfer agency	19,562
Trustee	16,565
Other	91,140
Total expenses	2,282,374
Net Expenses	2,282,374
Net Investment Income	2,682,106
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized (losses) from investment transactions	(251,739)
Change in unrealized appreciation/depreciation from investments	61,359,304
Net realized/unrealized gains (losses) from investments	61,107,565
Change in Net Assets Resulting from Operations	$63,789,671

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months
	ended	For the year ended
	June 30, 2019	December 31, 2018
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$2,682,106	$5,161,310
Net realized gains (losses) from investment transactions	(251,739)	7,439,455
Change in unrealized appreciation/depreciation from investments	61,359,304	(19,626,925)
Change in Net Assets Resulting from Operations	63,789,671	(7,026,160)
Distributions to shareholders:
Total Distributions	—	(19,206,469)
Change in Net Assets Resulting from distributions to shareholders	—	(19,206,469)
Capital Share Transactions:
Proceeds from shares issued	32,100,762	34,500,765
Dividends reinvested	—	16,531,889
Cost of shares redeemed	(29,716,344)	(60,384,310)
Change in Net Assets Resulting from Capital Share Transactions	2,384,418	(9,351,656)
Change in Net Assets	66,174,089	(35,584,285)
Net Assets:
Beginning of period	461,125,974	496,710,259
End of period	$527,300,063	$461,125,974
Share Transactions:
Issued	554,998	733,719
Reinvested	—	359,858
Redeemed	(614,872)	(1,272,289)
Change in shares	(59,874)	(178,712)

Amounts designated as “—“ are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

					For the nine
			For the year	For the year	months		For the year	For the year
	For the six		ended	ended	ended		ended	ended
	months ended		December 31,	December 31,	December 31,		March 31,	March 31,
	June 30, 2019		2018	2017	2016		2016	2015
	(Unaudited)

Net Asset Value, Beginning of Period	$44.27		$46.88	$41.33	$40.92		$41.80	$40.03

Investment Activities:
Operations:
Net investment income	0.26		0.52	0.49	0.35		0.55	0.50
Net realized and unrealized gains (losses) from investment transactions	6.38		(1.20)	6.22	2.18		0.92	2.77
Total from investment activities	6.64		(0.68)	6.71	2.53		1.47	3.27
Dividends:
Net investment income	—		(0.52)	(0.49)	(0.46)		(0.57)	(0.47)
Net realized gains from investments	—		(1.41)	(0.67)	(1.66)		(1.78)	(1.03)
Total dividends	—		(1.93)	(1.16)	(2.12)		(2.35)	(1.50)

Net Asset Value, End of Period	$50.91	(a)	$44.27	$46.88	$41.33		$40.92	$41.80

Total Return	15.00	%(b)	(1.61)%	16.23%	6.19	%(b)	3.65%	8.21%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$527,300		$461,126	$496,710	$403,969		$354,405	$353,851
Ratio of net expenses to average net assets	0.92	%(c)	0.93%	0.92%	0.95	%(c)	0.94%	0.92%
Ratio of net investment income to average net assets	1.08	%(c)	1.05%	1.13%	1.15	%(c)	1.32%	1.19%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets	0.92	%(c)	0.93%	0.92%	0.95	%(c)	0.94%	0.93%
Portfolio turnover rate	0.49	%(b)	2.53%	6.96%	8.42	%(b)	11.64%	17.74%

Amounts designated as “—“ are $0 or have been rounded to $0.

(a)              The net asset value per share (“NAV”) for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in the United States of America.

(b)              Not annualized for periods less than one year.

(c)               Annualized for periods less than one year.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Equity Fund
June 30, 2019 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (99.7%)
Communication Services (8.1%)
Alphabet, Inc., Class A (a)	750	812,100
Alphabet, Inc., Class C (a)	5,500	5,945,005
Comcast Corp., Class A	90,000	3,805,200
Omnicom Group, Inc.	15,000	1,229,250
		11,791,555
Consumer Discretionary (5.3%)
Autoliv, Inc.	12,500	881,375
NIKE, Inc., Class B	30,000	2,518,500
Ross Stores, Inc.	10,000	991,200
Starbucks Corp.	40,000	3,353,200
		7,744,275
Consumer Staples (9.1%)
Church & Dwight Co., Inc.	20,000	1,461,200
Colgate-Palmolive Co.	2,500	179,175
Costco Wholesale Corp.	17,000	4,492,420
Diageo PLC, Sponsored ADR	7,500	1,292,400
McCormick & Co., Inc.	7,000	1,085,070
PepsiCo, Inc.	10,000	1,311,300
Procter & Gamble Co.	10,000	1,096,500
Sysco Corp.	25,000	1,768,000
The Hershey Co.	5,000	670,150
		13,356,215
Energy (2.9%)
Chevron Corp.	15,000	1,866,600
ConocoPhillips	12,500	762,500
Exxon Mobil Corp.	20,000	1,532,600
		4,161,700
Financials (18.9%)
American Express Co.	25,000	3,086,000
BB&T Corp.	30,000	1,473,900
Berkshire Hathaway, Inc., Class B (a)	20,000	4,263,400
Chubb Ltd.	12,500	1,841,125
Cincinnati Financial Corp.	25,000	2,591,750
Commerce Bancshares, Inc.	10,048	599,464
JPMorgan Chase & Co.	37,500	4,192,500
M&T Bank Corp.	5,000	850,350
Northern Trust Corp.	15,000	1,350,000
PNC Financial Services Group, Inc.	20,000	2,745,600
State Street Corp.	10,000	560,600
T. Rowe Price Group, Inc.	15,000	1,645,650
U.S. Bancorp	45,000	2,358,000
		27,558,339
Health Care (14.8%)
Becton, Dickinson & Co.	16,000	4,032,160
Dentsply Sirona, Inc.	25,000	1,459,000
Edwards Lifesciences Corp. (a)	7,500	1,385,550
Henry Schein, Inc. (a)	17,500	1,223,250
Johnson & Johnson, Inc.	22,500	3,133,800
Medtronic PLC	10,000	973,900
Merck & Co., Inc.	15,000	1,257,750
Mettler-Toledo International, Inc. (a)	1,500	1,260,000
Stryker Corp.	12,000	2,466,960
UnitedHealth Group, Inc.	14,000	3,416,140
Varian Medical Systems, Inc. (a)	7,500	1,020,975
		21,629,485
Industrials (12.7%)
3M Co.	15,000	2,600,100
Deere & Co.	7,500	1,242,825
Donaldson Co., Inc.	15,000	762,900
Expeditors International of Washington, Inc.	10,000	758,600
Honeywell International, Inc.	10,000	1,745,900
Hubbell, Inc.	15,000	1,956,000
Illinois Tool Works, Inc.	15,000	2,262,150
Union Pacific Corp.	22,500	3,804,975
United Parcel Service, Inc., Class B	15,000	1,549,050
W.W. Grainger, Inc.	7,000	1,877,610
		18,560,110
Information Technology (22.2%)
Accenture PLC, Class A	25,000	4,619,250
Apple, Inc.	30,000	5,937,600
Automatic Data Processing, Inc.	20,000	3,306,600
Cisco Systems, Inc.	50,000	2,736,500
Microsoft Corp.	55,000	7,367,800
Oracle Corp.	47,500	2,706,075
Visa, Inc., Class A	32,500	5,640,375
		32,314,200
Materials (3.5%)
Air Products & Chemicals, Inc.	7,000	1,584,590
AptarGroup, Inc.	10,000	1,243,400
PPG Industries, Inc.	20,000	2,334,200
		5,162,190
Utilities (2.2%)
Consolidated Edison, Inc.	15,000	1,315,200
Eversource Energy	25,000	1,894,000
		3,209,200

TOTAL COMMON STOCKS (Cost $61,957,025)		145,487,269

INVESTMENT COMPANIES (0.3%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 2.24%(b)	501,116	501,116
TOTAL INVESTMENT COMPANIES (Cost $501,116)		501,116

Total Investments (Cost $62,458,141) — 100.0%(c)		145,988,385
Liabilities in excess of other assets — 0.0%		(5,988)
NET ASSETS — 100.0%		$145,982,397

(a)                                 Non-income producing security.

(b)                                 Rate disclosed is the seven day yield as of June 30, 2019.

(c)                                  See Federal Tax Information listed in the Notes to the Financial Statements.

ADR                     American Depositary Receipt

PLC                        Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

Assets:
Investments, at fair value (cost $62,458,141)	$145,988,385
Dividends receivable	133,350
Receivable for capital shares issued	336
Prepaid expenses	5,258
Total Assets	146,127,329
Liabilities:
Payable for capital shares redeemed	40,000
Accrued expenses and other liabilities:
Investment adviser	88,501
Administration and accounting	6,896
Chief compliance officer	798
Custodian	1,470
Shareholder servicing fees	183
Transfer agent	2,807
Trustee	604
Other	3,673
Total Liabilities	144,932
Net Assets	$145,982,397
Composition of Net Assets:
Paid in capital	$61,942,760
Total distributable earnings/(loss)	84,039,637
Net Assets	$145,982,397
Shares outstanding (par value $0.01, unlimited number of shares authorized)	5,452,236
Net Asset Value, Offering Price and Redemption price per share	$26.77

STATEMENT OF OPERATIONS

For the period ended June 30, 2019 (Unaudited)

Investment Income:
Dividends	$1,271,132
Total Investment Income	1,271,132
Expenses:
Investment adviser	515,888
Administration and accounting	48,040
Chief compliance officer	6,013
Custodian	9,450
Shareholder servicing	1,562
Transfer agency	17,100
Trustee	4,608
Other	25,065
Total expenses	627,726
Net Expenses	627,726
Net Investment Income	643,406
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	238,348
Change in unrealized appreciation/depreciation from investments	21,865,980
Net realized/unrealized gains (losses) from investments	22,104,328
Change in Net Assets Resulting from Operations	$22,747,734

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months
	ended	For the year ended
	June 30, 2019	December 31, 2018
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$643,406	$1,238,377
Net realized gains from investment transactions	238,348	177,204
Change in unrealized appreciation/depreciation from investments	21,865,980	(4,627,270)
Change in Net Assets Resulting from Operations	22,747,734	(3,211,689)
Distributions to shareholders:
Total Distributions	—	(2,243,322)
Change in Net Assets Resulting from distributions to shareholders	—	(2,243,322)
Capital Share Transactions:
Proceeds from shares issued	352,295	1,327,119
Dividends reinvested	—	1,559,628
Cost of shares redeemed	(2,961,861)	(5,593,745)
Change in Net Assets Resulting from Capital Share Transactions	(2,609,566)	(2,706,998)
Change in Net Assets	20,138,168	(8,162,009)
Net Assets:
Beginning of period	125,844,229	134,006,238
End of period	$145,982,397	$125,844,229
Share Transactions:
Issued	14,266	53,942
Reinvested	—	65,586
Redeemed	(121,560)	(231,373)
Change in shares	(107,294)	(111,845)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)              See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

					For the nine
			For the year	For the year	months		For the year	For the year
	For the six		ended	ended	ended		ended	ended
	months ended		December 31,	December 31,	December 31,		March 31,	March 31,
	June 30,2019		2018	2017	2016		2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$22.64		$23.63	$20.09	$19.70		$20.66	$19.67

Investment Activities:
Operations:
Net investment income	0.12		0.22	0.23	0.16		0.23	0.19
Net realized and unrealized gains (losses) from investment transactions	4.01		(0.80)	3.92	1.58		0.27	1.38
Total from investment activities	4.13		(0.58)	4.15	1.74		0.50	1.57
Dividends:
Net investment income	—		(0.23)	(0.23)	(0.20)		(0.24)	(0.19)
Net realized gains from investments	—		(0.18)	(0.38)	(1.15)		(1.22)	(0.39)
Total dividends	—		(0.41)	(0.61)	(1.35)		(1.46)	(0.58)

Net Asset Value, End of Period	$26.77	(a)	$22.64	$23.63	$20.09		$19.70	$20.66

Total Return	18.24	%(b)	(2.55)%	20.67%	8.82	%(b)	2.59%	8.01%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$145,982		$125,844	$134,006	$118,824		$110,831	$110,664
Ratio of net expenses to average net assets	0.91	%(c)	0.92%	0.93%	0.96	%(c)	0.95%	0.94%
Ratio of net investment income to average net assets	0.93	%(c)	0.91%	1.02%	1.01	%(c)	1.14%	0.96%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(d)	0.91	%(c)	0.92%	0.93%	0.96	%(c)	0.96%	0.95%
Portfolio turnover rate	1.11	%(b)	1.67%	9.00%	6.65	%(b)	18.04%	19.49%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)              The net asset value per share (“NAV”) for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in the United States of America.

(b)              Not annualized for periods less than one year.

(c)               Annualized for periods less than one year.

(d)              During the periods ended March 31, 2015 through December 31, 2016, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Midcap Fund
June 30, 2019 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (98.3%)
Communication Services (1.3%)
Omnicom Group, Inc.	17,950	1,471,004
		1,471,004
Consumer Discretionary (12.1%)
Dollar General Corp.	13,300	1,797,628
Dunkin’ Brands Group, Inc.	15,550	1,238,713
Expedia, Inc.	9,350	1,243,831
Hyatt Hotels Corp., Class A	21,600	1,644,408
Nordstrom, Inc.	24,950	794,907
O’Reilly Automotive, Inc. (a)	3,150	1,163,358
Polaris Industries, Inc.	11,700	1,067,391
Ross Stores, Inc.	19,375	1,920,450
Service Corporation International	26,950	1,260,721
Williams Sonoma, Inc.	17,350	1,127,750
		13,259,157
Consumer Staples (6.0%)
Brown-Forman Corp., Class B	20,900	1,158,487
Church & Dwight Co., Inc.	13,025	951,607
McCormick & Co., Inc.	5,200	806,052
Sysco Corp.	16,200	1,145,664
The Clorox Co.	7,425	1,136,841
The Hershey Co.	9,975	1,336,950
		6,535,601
Energy (2.6%)
Apache Corp.	41,825	1,211,670
Dril-Quip, Inc. (a)	17,175	824,400
Helmerich & Payne, Inc.	16,925	856,744
		2,892,814
Financials (14.2%)
Brown & Brown, Inc.	32,100	1,075,350
Commerce Bancshares, Inc.	24,575	1,466,145
Discover Financial Services	18,900	1,466,451
East West Bancorp, Inc.	20,525	959,954
Eaton Vance Corp.	24,475	1,055,607
FactSet Research Systems, Inc.	7,675	2,199,347
M&T Bank Corp.	8,225	1,398,826
Northern Trust Corp.	17,775	1,599,749
SEI Investments Co.	21,350	1,197,735
Signature Bank	8,600	1,039,224
State Street Corp.	16,000	896,960
T. Rowe Price Group, Inc.	11,650	1,278,122
		15,633,470
Health Care (11.3%)
Agilent Technologies, Inc.	19,275	1,439,264
Cerner Corp.	16,850	1,235,105
Henry Schein, Inc. (a)	16,850	1,177,815
Laboratory Corp. of America Holdings (a)	5,825	1,007,143
Mettler-Toledo International, Inc. (a)	1,500	1,260,000
Steris PLC	9,300	1,384,584
The Cooper Companies, Inc.	4,475	1,507,582
Varian Medical Systems, Inc. (a)	7,425	1,010,765
Waters Corp. (a)	6,300	1,356,012
Zimmer Biomet Holdings, Inc.	8,675	1,021,395
		12,399,665
Industrials (15.5%)
AMETEK, Inc.	18,325	1,664,643
Donaldson Co., Inc.	31,600	1,607,175
Expeditors International of Washington, Inc.	17,725	1,344,619
Hubbell, Inc.	13,525	1,763,659
IDEX Corp.	6,325	1,088,786
Kansas City Southern	7,200	877,104
Lincoln Electric Holdings, Inc.	11,175	919,926
Masco Corp.	28,300	1,110,492
Nordson Corp.	11,200	1,582,671
Roper Technologies, Inc.	4,250	1,556,605
Sensata Technologies Holding PLC (a)	23,650	1,158,850
The Middleby Corp. (a)	8,175	1,109,348
Verisk Analytics, Inc.	8,375	1,226,603
		17,010,481
Information Technology (16.2%)
Akamai Technologies, Inc. (a)	12,850	1,029,799
Amdocs Ltd.	23,725	1,473,085
Amphenol Corp., Class A	13,250	1,271,205
ANSYS, Inc. (a)	6,025	1,234,041
Aspen Technology, Inc. (a)	9,975	1,239,692
CDK Global, Inc.	21,950	1,085,208
Check Point Software Technologies Ltd. (a)	9,725	1,124,307
Citrix Systems, Inc.	13,175	1,292,994
F5 Networks, Inc. (a)	10,625	1,547,318
IPG Photonics Corp. (a)	8,550	1,318,838
Juniper Networks, Inc.	50,750	1,351,473
Paychex, Inc.	29,525	2,429,613
TE Connectivity Ltd.	15,050	1,441,489
		17,839,062
Materials (8.1%)
AptarGroup, Inc.	13,375	1,663,048
Avery Dennison Corp.	15,600	1,804,607
Ball Corp.	17,350	1,214,327
International Flavors & Fragrances, Inc.	10,800	1,566,972
Packaging Corporation of America	11,450	1,091,414
RPM International, Inc.	25,800	1,576,638
		8,917,006
Real Estate (5.5%)
Alexandria Real Estate Equities, Inc.	7,150	1,008,794
Digital Realty Trust, Inc.	8,300	977,657
Host Hotels & Resorts, Inc.	48,050	875,471
Jones Lang LaSalle, Inc.	6,125	861,726
Lamar Advertising Co., Class A	11,125	897,899
Realty Income Corp.	20,300	1,400,091
		6,021,638
Utilities (5.5%)
American Water Works Co., Inc.	8,350	968,600
Consolidated Edison, Inc.	16,750	1,468,640
Eversource Energy	32,125	2,433,790
ONE Gas, Inc.	12,400	1,119,720
		5,990,750

TOTAL COMMON STOCKS (Cost $78,221,622)		107,970,648

INVESTMENT COMPANIES (1.3%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 2.24%(b)	1,384,624	1,384,624
TOTAL INVESTMENT COMPANIES (Cost $1,384,624)		1,384,624

Total Investments (Cost $79,606,246) — 99.6%(c)		109,355,272
Other assets in excess of liabilities — 0.4%		417,555
NET ASSETS — 100.0%		$109,772,827

(a)                       Non-income producing security.

(b)                       Rate disclosed is the seven day yield as of June 30, 2019.

(c)                        See Federal Tax Information listed in the Notes to the Financial Statements.

PLC              Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust Midcap Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

Assets:
Investments, at fair value (cost $79,606,246)	$109,355,272
Dividends receivable	87,510
Receivable for capital shares issued	387,552
Receivable for tax reclaims	538
Prepaid expenses	13,926
Total Assets	109,844,798
Liabilities:
Payable for capital shares redeemed	5,647
Accrued expenses and other liabilities:
Investment adviser	61,305
Administration and accounting	2,045
Chief compliance officer	81
Custodian	145
Shareholder servicing fees	572
Transfer agent	1,760
Trustee	61
Other	355
Total Liabilities	71,971
Net Assets	$109,772,827
Composition of Net Assets:
Paid in capital	$76,662,771
Total distributable earnings/(loss)	33,110,056
Net Assets	$109,772,827
Shares outstanding (par value $0.01, unlimited number of shares authorized)	5,807,787
Net Asset Value, Offering Price and Redemption price per share	$18.90

STATEMENT OF OPERATIONS

For the period ended June 30, 2019 (Unaudited)

Investment Income:
Dividends	$797,957
Total Investment Income	797,957
Expenses:
Investment adviser	355,613
Administration and accounting	31,366
Chief compliance officer	3,827
Custodian	6,077
Shareholder servicing	33,369
Transfer agency	18,364
Trustee	2,875
Other	27,839
Total expenses before fee reductions	479,330
Fees contractually reduced by the investment adviser	(4,404)
Net Expenses	474,926
Net Investment Income	323,031
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	2,127,620
Change in unrealized appreciation/depreciation from investments	13,570,310
Net realized/unrealized gains (losses) from investments	15,697,930
Change in Net Assets Resulting from Operations	$16,020,961

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months
	ended	For the year ended
	June 30, 2019	December 31, 2018
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$323,031	$346,175
Net realized gains from investment transactions	2,127,620	3,814,615
Change in unrealized appreciation/depreciation from investments	13,570,310	(7,142,288)
Change in Net Assets Resulting from Operations	16,020,961	(2,981,498)
Distributions to shareholders:
Total Distributions	—	(4,017,880)
Change in Net Assets Resulting from distributions to shareholders	—	(4,017,880)
Capital Share Transactions:
Proceeds from shares issued	23,935,929	21,747,824
Dividends reinvested	—	3,308,277
Cost of shares redeemed	(5,046,899)	(4,741,801)
Change in Net Assets Resulting from Capital Share Transactions	18,889,030	20,314,300
Change in Net Assets	34,909,991	13,314,922
Net Assets:
Beginning of period	74,862,836	61,547,914
End of period	$109,772,827	$74,862,836
Share Transactions:
Issued	1,341,959	1,245,052
Reinvested	—	200,623
Redeemed	(278,748)	(267,350)
Change in shares	1,063,211	1,178,325

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

					For the nine
			For the year	For the year	months		For the year	For the year
	For the six		ended	ended	ended		ended	ended
	months ended		December 31,	December 31,	December 31,		March 31,	March 31,
	June 30, 2019		2018	2017	2016		2016	2015
	(Unaudited)

Net Asset Value, Beginning of Period	$15.78		$17.26	$15.34	$15.29		$16.12	$15.03

Investment Activities:
Operations:
Net investment income	0.06		0.08	0.08	0.12		0.09	0.05
Net realized and unrealized gains (losses) from investment transactions	3.06		(0.62)	2.98	1.01		0.05	1.82
Total from investment activities	3.12		(0.54)	3.06	1.13		0.14	1.87
Dividends:
Net investment income	—		(0.08)	(0.08)	(0.13)		(0.09)	(0.05)
Net realized gains from investments	—		(0.86)	(1.06)	(0.95)		(0.88)	(0.73)
Total dividends	—		(0.94)	(1.14)	(1.08)		(0.97)	(0.78)

Net Asset Value, End of Period	$18.90		$15.78	$17.26	$15.34		$15.29	$16.12

Total Return	19.77	%(a)	(3.36)%	20.01%	7.29	%(a)	1.07%	12.65%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$109,773		$74,863	$61,548	$50,495		$47,941	$47,682
Ratio of net expenses to average net assets	1.00	%(b)	0.98%	1.00%	1.00	%(b)	1.00%	1.00%
Ratio of net investment income to average net assets	0.68	%(b)	0.54%	0.46%	0.99	%(b)	0.58%	0.34%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(c)	1.01	%(b)	0.98%	0.98%	1.02	%(b)	1.03%	1.02%
Portfolio turnover rate	11.44	%(a)	19.34%	23.22%	14.53	%(a)	21.02%	15.76%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)              Not annualized for periods less than one year.

(b)              Annualized for periods less than one year.

(c)               During the periods, certain fees were reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund
June 30, 2019 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (99.4%)
Communication Services (1.2%)
Interpublic Group of Cos., Inc.	45,200	1,021,068
		1,021,068
Consumer Discretionary (10.2%)
Cheesecake Factory, Inc.	18,200	795,704
Choice Hotels International, Inc.	12,700	1,105,027
Dorman Products, Inc. (a)	11,200	975,968
Dunkin’ Brands Group, Inc.	11,200	892,192
Nordstrom, Inc.	19,000	605,340
Polaris Industries, Inc.	7,700	702,471
Service Corporation International	31,200	1,459,536
Texas Roadhouse, Inc.	12,700	681,609
Tiffany & Co.	9,300	870,852
Williams Sonoma, Inc.	15,100	981,500
		9,070,199
Consumer Staples (3.2%)
Flowers Foods, Inc.	40,500	942,435
Lancaster Colony Corp.	4,500	668,700
Performance Food Group Co. (a)	17,300	692,519
Tootsie Roll Industries, Inc.	14,900	550,257
		2,853,911
Energy (2.6%)
Apache Corp.	17,100	495,387
Dril-Quip, Inc. (a)	14,300	686,400
Helmerich & Payne, Inc.	15,000	759,300
National Oilwell Varco, Inc.	16,600	369,018
		2,310,105
Financials (16.0%)
American Financial Group, Inc.	6,000	614,820
Bank of Hawaii Corp.	11,100	920,301
Brown & Brown, Inc.	32,700	1,095,450
Cincinnati Financial Corp.	6,200	642,754
Cohen & Steers, Inc.	14,200	730,448
Commerce Bancshares, Inc.	14,500	865,070
East West Bancorp, Inc.	22,000	1,028,940
Eaton Vance Corp.	26,600	1,147,258
FactSet Research Systems, Inc.	5,300	1,518,768
First Hawaiian, Inc.	23,500	607,945
SEI Investments Co.	24,500	1,374,450
Signature Bank	10,000	1,208,400
SVB Financial Group (a)	4,400	988,196
Texas Capital Bancshares, Inc. (a)	10,000	613,700
UMB Financial Corp.	12,600	829,332
		14,185,832
Health Care (13.1%)
Chemed Corp.	3,200	1,154,688
Dentsply Sirona, Inc.	14,200	828,712
Henry Schein, Inc. (a)	14,000	978,600
Masimo Corp. (a)	11,400	1,696,548
PerkinElmer, Inc.	13,900	1,339,126
ResMed, Inc.	6,700	817,601
Steris PLC	8,700	1,295,256
The Cooper Companies, Inc.	4,100	1,381,249
Varian Medical Systems, Inc. (a)	7,400	1,007,362
Waters Corp. (a)	5,200	1,119,248
		11,618,390
Industrials (17.7%)
Applied Industrial Technologies, Inc.	16,100	990,633
C.H. Robinson Worldwide, Inc.	8,500	716,975
Donaldson Co., Inc.	28,000	1,424,079
Expeditors International of Washington, Inc.	16,900	1,282,034
Hexcel Corp.	13,450	1,087,836
Hubbell, Inc.	11,200	1,460,480
IDEX Corp.	5,500	946,770
Kansas City Southern	5,700	694,374
Lincoln Electric Holdings, Inc.	11,200	921,984
Masco Corp.	22,400	878,976
Nordson Corp.	9,600	1,356,576
Sensata Technologies Holding PLC (a)	17,100	837,900
The Middleby Corp. (a)	8,200	1,112,740
UniFirst Corp.	6,900	1,301,133
Valmont Industries, Inc.	4,600	583,326
		15,595,816
Information Technology (16.8%)
Akamai Technologies, Inc. (a)	14,800	1,186,072
Amdocs Ltd.	16,100	999,649
ANSYS, Inc. (a)	5,100	1,044,582
Aspen Technology, Inc. (a)	13,000	1,615,640
CDK Global, Inc.	18,425	910,932
Coherent, Inc. (a)	5,050	688,669
F5 Networks, Inc. (a)	8,000	1,165,040
IPG Photonics Corp. (a)	8,400	1,295,700
Jack Henry & Associates, Inc.	7,100	950,832
Juniper Networks, Inc.	35,500	945,365
Manhattan Associates, Inc. (a)	21,500	1,490,595
NETGEAR, Inc. (a)	21,600	546,264
Tech Data Corp. (a)	10,700	1,119,220
Teradata Corp. (a)	23,800	853,230
		14,811,790
Materials (6.7%)
AptarGroup, Inc.	10,800	1,342,872
Avery Dennison Corp.	8,500	983,280
International Flavors & Fragrances, Inc.	7,300	1,059,157
Packaging Corporation of America	7,000	667,240
RPM International, Inc.	20,100	1,228,311
Silgan Holdings, Inc.	22,600	691,560
		5,972,420
Real Estate (8.3%)
American Campus Communities, Inc.	14,200	655,472
Camden Property Trust	11,300	1,179,607
CoreSite Realty Corp.	10,600	1,220,802
CubeSmart	22,300	745,712
Highwoods Properties, Inc.	14,000	578,200
Jones Lang LaSalle, Inc.	7,500	1,055,175
Lamar Advertising Co., Class A	12,600	1,016,946
Ryman Hospitality Properties, Inc.	10,700	867,663
		7,319,577
Utilities (3.6%)
Atmos Energy Corp.	10,200	1,076,712
New Jersey Resources Corp.	17,600	875,952
ONE Gas, Inc.	14,000	1,264,200
		3,216,864

TOTAL COMMON STOCKS (Cost $75,817,682)		87,975,972

INVESTMENT COMPANIES (0.8%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 2.24%(b)	722,610	722,610
TOTAL INVESTMENT COMPANIES (Cost $722,610)		722,610

Total Investments (Cost $76,540,292) — 100.2%(c)		88,698,582
Liabilities in excess of other assets — (0.2)%		(188,113)
NET ASSETS — 100.0%		$88,510,469

(a)                                 Non-income producing security.

(b)                                 Rate disclosed is the seven day yield as of June 30, 2019.

(c)                                  See Federal Tax Information listed in the Notes to the Financial Statements.

PLC        Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust SMID Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

Assets:
Investments, at fair value (cost $76,540,292)	$88,698,582
Dividends receivable	81,261
Receivable for capital shares issued	124,541
Prepaid expenses	5,114
Total Assets	88,909,498
Liabilities:
Payable for capital shares redeemed	350,364
Accrued expenses and other liabilities:
Investment adviser	39,310
Administration and accounting	3,538
Chief compliance officer	373
Custodian	691
Transfer agent	2,494
Trustee	282
Other	1,977
Total Liabilities	399,029
Net Assets	$88,510,469
Composition of Net Assets:
Paid in capital	$74,615,098
Total distributable earnings/(loss)	13,895,371
Net Assets	$88,510,469
Shares outstanding (par value $0.01, unlimited number of shares authorized)	5,090,707
Net Asset Value, Offering Price and Redemption price per share	$17.39

STATEMENT OF OPERATIONS

For the period ended June 30, 2019 (Unaudited)

Investment Income:
Dividends	$667,389
Total Investment Income	667,389
Expenses:
Investment adviser	312,757
Administration and accounting	29,234
Chief compliance officer	3,643
Custodian	5,754
Transfer agency	16,890
Trustee	2,784
Other	24,410
Total expenses before fee reductions	395,472
Fees contractually reduced by the investment adviser	(82,423)
Net Expenses	313,049
Net Investment Income	354,340
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gain from investment transactions	1,133,801
Change in unrealized appreciation/depreciation from investments	12,484,342
Net realized/unrealized gains (losses) from investments	13,618,143
Change in Net Assets Resulting from Operations	$13,972,483

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months
	ended	For the year ended
	June 30, 2019	December 31, 2018
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$354,340	$566,565
Net realized gains from investment transactions	1,133,801	960,363
Change in unrealized appreciation/depreciation from investments	12,484,342	(6,823,876)
Change in Net Assets Resulting from Operations	13,972,483	(5,296,948)
Distributions to shareholders:
Total Distributions	—	(1,420,548)
Change in Net Assets Resulting from distributions to shareholders	—	(1,420,548)
Capital Share Transactions:
Proceeds from shares issued	6,209,739	28,631,006
Dividends reinvested	—	1,390,368
Cost of shares redeemed	(5,971,158)	(5,447,086)
Change in Net Assets Resulting from Capital Share Transactions	238,581	24,574,288
Change in Net Assets	14,211,064	17,856,792
Net Assets:
Beginning of period	74,299,405	56,442,613
End of period	$88,510,469	$74,299,405
Share Transactions:
Issued	375,123	1,748,779
Reinvested	—	90,696
Redeemed	(362,240)	(336,839)
Change in shares	12,883	1,502,636

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

					For the nine
			For the year	For the year	months		For the year		For the year
	For the six		ended	ended	ended		ended		ended
	months ended		December 31,	December 31,	December 31,		March 31,		March 31,
	June 30, 2019		2018	2017	2016		2016		2015
	(Unaudited)

Net Asset Value, Beginning of Period	$14.63		$15.79	$13.48	$12.49		$13.72		$13.49

Investment Activities:
Operations:
Net investment income	0.07		0.11	0.07	0.13		0.06		0.01
Net realized and unrealized gains (losses) from investment transactions	2.69		(0.98)	2.41	1.72		(0.41)		0.97
Total from investment activities	2.76		(0.87)	2.48	1.85		(0.35)		0.98
Dividends:
Net investment income	—		(0.12)	(0.08)	(0.15)		(0.04)		—
Net realized gains from investments	—		(0.17)	(0.09)	(0.71)		(0.84)		(0.75)
Total dividends	—		(0.29)	(0.17)	(0.86)		(0.88)		(0.75)

Net Asset Value, End of Period	$17.39		$14.63	$15.79	$13.48		$12.49		$13.72

Total Return	18.87	%(a)	(5.62)%	18.39%	14.67	%(a)	(2.34)%		7.69%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$88,510		$74,299	$56,443	$6,510		$5,589		$5,386
Ratio of net expenses to average net assets	0.75	%(b)	0.75%	0.75%	0.75	%(b)	0.79	%(c)	1.00%
Ratio of net investment income to average net assets	0.85	%(b)	0.77%	0.85%	1.31	%(b)	0.49%		0.09%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(d)	0.95	%(b)	0.98%	1.04%	1.61	%(b)	1.73%		1.73%
Portfolio turnover rate	12.16	%(a)	14.98%	37.44%	22.69	%(a)	50.15%		33.07%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)              Not annualized for periods less than one year.

(b)              Annualized for periods less than one year.

(c)               The net expense ratio shown for the period presented represents the blended ratio of the current expense limit in effect as of June 1, 2015 and the higher expense limit in effect prior to that date.

(d)              During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Small Cap Fund
June 30, 2019 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (99.4%)
Communication Services (1.0%)
Cable One, Inc.	2,061	2,413,410
		2,413,410
Consumer Discretionary (11.3%)
Carter’s, Inc.	23,223	2,265,171
Cheesecake Factory, Inc.	47,344	2,069,880
Choice Hotels International, Inc.	51,127	4,448,560
Dorman Products, Inc. (a)	31,851	2,775,496
Dunkin’ Brands Group, Inc.	33,015	2,629,975
Gentherm, Inc. (a)	43,217	1,807,767
Monro, Inc.	40,745	3,475,549
Nordstrom, Inc.	72,900	2,322,594
Texas Roadhouse, Inc.	49,004	2,630,045
Williams Sonoma, Inc.	50,455	3,279,575
		27,704,612
Consumer Staples (4.7%)
Flowers Foods, Inc.	144,963	3,373,289
Lancaster Colony Corp.	13,108	1,947,849
Performance Food Group Co. (a)	47,528	1,902,546
The Boston Beer Co., Inc., Class A (a)	7,295	2,755,759
Tootsie Roll Industries, Inc.	41,775	1,542,751
		11,522,194
Energy (2.5%)
Dril-Quip, Inc. (a)	51,025	2,449,200
Forum Energy Technologies, Inc. (a)	127,871	437,319
Natural Gas Services Group, Inc. (a)	38,844	640,926
Newpark Resources, Inc. (a)	181,351	1,345,624
RPC, Inc.	167,600	1,208,396
		6,081,465
Financials (17.8%)
1st Source Corp.	40,909	1,898,178
Artisan Partners Asset Management, Inc., Class A	46,098	1,268,617
Bank of Hawaii Corp.	41,909	3,474,674
Bank of Marin BanCorp	16,750	687,085
Bridge BanCorp, Inc.	31,175	918,416
Bryn Mawr Bank Corp.	38,065	1,420,586
Camden National Corp.	30,011	1,376,605
Cohen & Steers, Inc.	49,799	2,561,661
Commerce Bancshares, Inc.	47,199	2,815,892
CVB Financial Corp.	70,982	1,492,751
Eaton Vance Corp.	86,536	3,732,297
First Hawaiian, Inc.	88,845	2,298,420
German American BanCorp	31,216	940,226
Independent Bank Corp.	21,175	1,612,476
Lakeland Financial Corp.	62,005	2,903,694
Morningstar, Inc.	22,670	3,278,989
Texas Capital Bancshares, Inc. (a)	29,075	1,784,333
Tompkins Financial Corp.	27,125	2,213,400
UMB Financial Corp.	42,233	2,779,776
Washington Federal, Inc.	55,812	1,949,513
Washington Trust BanCorp, Inc.	36,942	1,927,634
		43,335,223
Health Care (17.1%)
Anika Therapeutics, Inc. (a)	62,532	2,540,050
Atrion Corp.	2,050	1,748,117
Bruker Corp.	102,402	5,114,980
Cantel Medical Corp.	24,000	1,935,360
Charles River Laboratories International, Inc. (a)	29,642	4,206,200
Chemed Corp.	13,400	4,835,256
CorVel Corp. (a)	19,383	1,686,515
Ensign Group, Inc.	34,732	1,976,945
Globus Medical, Inc., Class A (a)	50,650	2,142,495
Haemonetics Corp. (a)	20,260	2,438,088
Hill-Rom Holdings, Inc.	41,875	4,380,962
Masimo Corp. (a)	24,300	3,616,326
Premier, Inc. (a)	71,425	2,793,432
U.S. Physical Therapy, Inc.	19,624	2,405,314
		41,820,040
Industrials (16.0%)
Applied Industrial Technologies, Inc.	48,082	2,958,485
Donaldson Co., Inc.	85,023	4,324,271
Forward Air Corp.	39,294	2,324,240
Franklin Electric Co., Inc.	73,330	3,483,175
Herman Miller, Inc.	59,206	2,646,508
Hub Group, Inc., Class A (a)	67,300	2,825,254
Kadant, Inc.	21,731	1,973,392
Landstar System, Inc.	34,265	3,700,277
Lincoln Electric Holdings, Inc.	37,552	3,091,281
Tennant Co.	24,371	1,491,505
UniFirst Corp.	23,975	4,520,966
Valmont Industries, Inc.	17,436	2,211,059
Watts Water Technologies, Inc., Class A	37,860	3,527,795
		39,078,208
Information Technology (13.6%)
Coherent, Inc. (a)	20,700	2,822,859
CSG Systems International, Inc.	89,675	4,378,829
ExlService Holdings, Inc. (a)	42,684	2,822,693
InterDigital, Inc.	27,207	1,752,131
Manhattan Associates, Inc. (a)	60,370	4,185,452
NETGEAR, Inc. (a)	62,108	1,570,711
NIC, Inc.	193,193	3,098,816
Power Integrations, Inc.	30,544	2,449,018
Progress Software Corp.	82,375	3,593,198
Tech Data Corp. (a)	34,101	3,566,965
Teradata Corp. (a)	85,725	3,073,241
		33,313,913
Materials (4.7%)
AptarGroup, Inc.	29,500	3,668,030
Minerals Technologies, Inc.	40,700	2,177,857
Sensient Technologies Corp.	33,800	2,483,624
Silgan Holdings, Inc.	101,800	3,115,080
		11,444,591
Real Estate (5.8%)
American Campus Communities, Inc.	41,786	1,928,842
CoreSite Realty Corp.	30,050	3,460,859
CubeSmart	79,010	2,642,094
HFF, Inc., Class A	38,165	1,735,744
Highwoods Properties, Inc.	52,300	2,159,990
Ryman Hospitality Properties, Inc.	29,031	2,354,124
		14,281,653
Utilities (4.9%)
Chesapeake Utilities Corp.	27,412	2,604,688
Hawaiian Electric Industries, Inc.	56,874	2,476,863
New Jersey Resources Corp.	61,000	3,035,970
ONE Gas, Inc.	42,274	3,817,342
		11,934,863

TOTAL COMMON STOCKS (Cost $177,573,426)		242,930,172

INVESTMENT COMPANIES (0.6%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 2.24%(b)	1,423,424	1,423,424
TOTAL INVESTMENT COMPANIES (Cost $1,423,424)		1,423,424

Total Investments (Cost $178,996,850) — 100.0%(c)		244,353,596
Other assets in excess of liabilities — 0.0%		73,886
NET ASSETS — 100.0%		$244,427,482

(a)                                 Non-income producing security.

(b)                                 Rate disclosed is the seven day yield as of June 30, 2019.

(c)                                  See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements	Boston Trust Small Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

Assets:
Investments, at fair value (cost $178,996,850)	$244,353,596
Dividends receivable	203,188
Receivable for capital shares issued	98,309
Prepaid expenses	9,771
Total Assets	244,664,864
Liabilities:
Payable for capital shares redeemed	30,315
Accrued expenses and other liabilities:
Investment adviser	130,672
Administration and accounting	13,928
Chief compliance officer	1,659
Custodian	3,092
Shareholder servicing fees	42,699
Transfer agent	4,213
Trustee	1,256
Other	9,548
Total Liabilities	237,382
Net Assets	$244,427,482
Composition of Net Assets:
Paid in capital	$165,866,559
Total distributable earnings/(loss)	78,560,923
Net Assets	$244,427,482
Shares outstanding (par value $0.01, unlimited number of shares authorized)	16,894,482
Net Asset Value, Offering Price and Redemption price per share	$14.47

STATEMENT OF OPERATIONS

For the period ended June 30, 2019 (Unaudited)

Investment Income:
Dividends	$2,018,612
Total Investment Income	2,018,612
Expenses:
Investment adviser	930,319
Administration and accounting	88,479
Chief compliance officer	11,173
Custodian	17,348
Shareholder servicing	207,735
Transfer agency	23,211
Trustee	8,613
Other	59,216
Total expenses before fee reductions	1,346,094
Fees contractually reduced by the investment adviser	(105,703)
Net Expenses	1,240,391
Net Investment Income	778,221
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	9,227,165
Change in unrealized appreciation/depreciation from investments	19,605,453
Net realized/unrealized gains (losses) from investments	28,832,618
Change in Net Assets Resulting from Operations	$29,610,839

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months
	ended	For the year ended
	June 30, 2019	December 31, 2018
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$778,221	$1,143,498
Net realized gains from investment transactions	9,227,165	43,824,649
Change in unrealized appreciation/depreciation from investments	19,605,453	(55,806,560)
Change in Net Assets Resulting from Operations	29,610,839	(10,838,413)
Distributions to shareholders:
Total Distributions	—	(34,637,332)
Change in Net Assets Resulting from distributions to shareholders	—	(34,637,332)
Capital Share Transactions:
Proceeds from shares issued	45,094,477	30,104,415
Dividends reinvested	—	32,559,881
Cost of shares redeemed	(72,454,056)	(141,125,269)
Change in Net Assets Resulting from Capital Share Transactions	(27,359,579)	(78,460,973)
Change in Net Assets	2,251,260	(123,936,718)
Net Assets:
Beginning of period	242,176,222	366,112,940
End of period	$244,427,482	$242,176,222
Share Transactions:
Issued	1,983,808	1,948,859
Reinvested	—	2,577,979
Redeemed	(5,267,079)	(9,208,620)
Change in shares	(3,283,271)	(4,681,782)

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

					For the nine
			For the year	For the year	months		For the year	For the year
	For the six		ended	ended	ended		ended	ended
	months ended		December 31,	December 31,	December 31,		March 31,	March 31,
	June 30, 2019		2018	2017	2016		2016	2015
	(Unaudited)

Net Asset Value, Beginning of Period	$12.00		$14.73	$14.33	$12.74		$15.20	$15.73

Investment Activities:
Operations:
Net investment income	0.05		0.07	0.07	0.12		0.06	0.03
Net realized and unrealized gains (losses) from investment transactions	2.42		(0.86)	1.67	1.92		(0.25)	0.51
Total from investment activities	2.47		(0.79)	1.74	2.04		(0.19)	0.54
Dividends:
Net investment income	—		(0.07)	(0.08)	(0.14)		(0.06)	(0.01)
Net realized gains from investments	—		(1.87)	(1.26)	(0.31)		(2.21)	(1.06)
Total dividends	—		(1.94)	(1.34)	(0.45)		(2.27)	(1.07)

Net Asset Value, End of Period	$14.47		$12.00	$14.73	$14.33		$12.74	$15.20

Total Return	20.58	%(a)	(6.00)%	12.26%	15.94	%(a)	(0.52)%	3.81%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$244,427		$242,176	$366,113	$327,593		$338,656	$439,681
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00	%(b)	1.00%	1.00%
Ratio of net investment income to average net assets	0.63	%(b)	0.39%	0.46%	1.21	%(b)	0.44%	0.17%
Ratio of expenses (before fee reductions or recoupment of fee previously reimbursed by the investment adviser) to average net assets(c)	1.09	%(b)	1.09%	1.02%	1.06	%(b)	1.08%	1.05%
Portfolio turnover rate	12.85	%(a)	24.60%	23.78%	51.92	%(a)	37.42%	28.62%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)              Not annualized for periods less than one year.

(b)              Annualized for periods less than one year.

(c)               During the periods, certain fees were reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

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Environmental, Social, and Governance Research and Engagement Update

(Unaudited)

Report reflects engagement activities of the Adviser including engagements on behalf of the Funds. Companies engaged on behalf of the Funds and their shareholders are in bold.

Walden’s leadership in corporate engagement—company dialogues and filing shareholder resolutions to voting proxies—continues to foster meaningful progress on climate change, equality, and corporate governance. In this quarterly report, we present the results of 17 shareholder resolutions Walden filed for the 2019 proxy season. Separately, we summarize for the year our votes on management and shareholder proposals in the annual proxy statements of nearly 250 portfolio companies across investment strategies.

SHAREHOLDER RESOLUTION SUMMARY

The shareholder resolution is an essential shareholder right that we employ when engagement via dialogue is unproductive. Filing a resolution (or proposal) for a vote at company annual meetings enables the proponent to bring the collective voice of supportive stockholders to bear in management discussions on ESG performance. But filing a shareholder resolution is not in and of itself a measure of impact. To signify progress, we believe that resolutions must yield improvement in policies, practices, or public accountability. Moreover, our most successful shareholder resolutions are withdrawn based on negotiated agreements and do not appear in company proxy statements.

In 2019, Walden led or co-led 10 resolutions addressing climate change, equality, and governance, and co-filed 7 more resolutions led by other investors (see summary on page 2). 8 of the 17 resolutions were withdrawn with agreements. The average level of support for the 7 shareholder resolutions that went to a vote was 24%. The 2 remaining proposals are pending.

We highlight several examples of positive outcomes from our shareholder resolutions this season.

Emerson Electric and Climate Change

“During fiscal 2019, we have engaged outside environmental experts to help us evaluate the leading GHG reporting protocols, industry best practices and our current global operations to develop a long-term strategy with time specific goals to reduce greenhouse gas emissions from our operations. We will issue these goals and our action plan in September 2019. We realize this is a journey to be better stewards of the global environment, and our steps and actions are important.”

— Chairman’s Message, Emerson’s 2018 Corporate Responsibility Report, published June 2019

The passage above is public testimony of an agreement with Walden that led to the withdrawal of our 2019 resolution seeking the adoption of a greenhouse gas (GHG) emissions reduction goal. The resolution addressed our belief that companies benefit from robust management of the operational, physical, regulatory, and reputational risks associated with climate change. We commend Emerson’s commitment and progress in this multi-year engagement, which we expect to continue as the company’s plans unfold.

SEI Investments and Diversity & Inclusion

To address ongoing, systemic economic inequality faced by women and people of color, Walden asks companies to report publicly on their workforce composition. Specifically, a shareholder resolution we led at SEI Investments sought annual disclosure of job categories by gender and race to assure accountability with respect to the hiring and advancement of women and people of color into management and professional positions. We withdrew the resolution following SEI’s commitment to fulfill our request, including providing data in a framework defined by the Equal Employment Opportunity Commission.

47% of our shareholder resolutions this year were withdrawn based on negotiated agreements. Of those that went to a vote, average shareholder support was 24%.

This progress report reflects the work of Boston Trust and Walden across investment services and may include content not directly related to the mutual funds.

SUMMARY OF 2019 SHAREHOLDER RESOLUTIONS

Walden Focus Area	Proposal Topic	Company	Status

	Assess carbon footprint in alignment with GHG reductions needed to achieve the climate goals in the Paris Agreement	Chevron*	33% support
Climate Change
	Adopt quantitative, company-wide goals for reducing total GHG emissions consistent with the Paris Agreement	Emerson Electric	Agreement reached

		Illinois Tool Works*	21% support and setting a GHG goal

Equality	Prepare a report assessing the feasibility of integrating sustainability metrics, including diversity, into compensation plans	Alphabet*	10% support***
	Report on initiatives to improve board diversity	Atrion	Agreement reached

	Issue a public report detailing the risks associated with omitting sexual orientation and gender identity from its written equal employment opportunity (EEO) policy	CorVel	Company challenged and lost at SEC (expected to be in the proxy for August annual meeting)

	Report a comprehensive breakdown of workforce by race and gender according to the Equal Employment Opportunity Commission’s defined job categories, and policies and programs to improve diversity	SEI Investments	Agreement reached

	Issue a report describing policies, performance, and improvement targets associated with key ESG risks and opportunities, including GHG reduction goals	Charter Communications**	28% support***
Governance

Report on policies and procedures regarding direct, indirect, and grassroots lobbying; disclose payments used for lobbying and non-tax-exempt payments to trade associations and other entities to influence public policy

		AT&T Comcast * IBM JPMorgan Chase Oracle* Walt Disney* UPS Verizon Communications*	Agreement reached 18% support*** Agreement reached Agreement reached Pending November annual meeting 39% support 21% support*** Agreement reached

	Review and report on proxy voting policies and practices related to climate change	Artisan Partners Asset Management	Agreement reached

*                 In order, these shareholder resolutions co-filed by Walden were led by: As You Sow, Trillium Asset Management, Zevin Asset Management, Friends Fiduciary, Zevin Asset Management, Boston Common Asset Management, Boston Common Asset Management.

**          This proposal was co-led by Walden Asset Management with the Illinois State Treasurer’s Office and New York State Common Retirement Fund.

***   Voting support is understated because these companies have stock with unequal voting rights that lead to significant insider control of the proxy vote. According to analysis by the Council of Institutional Investors in 2018, shares with super-voting rights account for 61% of the votes at Alphabet, 50% at Charter Communications, 33% at Comcast, and 72% at UPS.

CorVel and LGBT Discrimination

We filed a resolution that requested a report on the risks associated with excluding sexual orientation and gender identity from its Equal Employment Opportunity (EEO) policy. CorVel challenged our resolution at the SEC. In the previous two years another company, Cato, had successfully challenged a similar resolution, stymieing our access to the ballot for a shareholder vote. With a reformulation of the resolution and stronger arguments to the SEC in its defense, we were pleased to prevail this year and receive SEC affirmation that LGBT equality continues to be a legitimate shareholder concern. The resolution is on the proxy ballot at CorVel’s annual meeting to be held in August.

Protecting Shareholder Resolutions

In our last quarterly report, we detailed our efforts to protect shareholders’ right to file resolutions as the SEC mulls what we consider to be deleterious revisions to the process. Our full-court press continues. In recent months Walden made the case that the current shareholder resolution process is effective and functioning well, through participation in a June SEC-hosted stakeholder meeting to review this proxy season; letters individually and as part of an investor coalition to members of the U.S. House Financial Services Committee; and an investor call we helped organize with the CEO and other senior leadership from the Business Roundtable, a leading advocate for substantial changes in the existing rules for filing resolutions. We expect this issue to be front-and-center in the coming months.

PROXY VOTING SUMMARY

The proxy votes we cast reflect our assessment of both financial and ESG risks and opportunities faced by portfolio companies. Moreover, the continuous cycle of company dialogues, filing shareholder resolutions, and voting proxies can be self-reinforcing as part of long-term company engagement.

For the year ended June 30, 2019, we voted against at least one management recommendation on the ballot at 60% of company annual meetings (see How We Voted below). With respect to management-sponsored ballot items only, Walden’s voting policy on board diversity accounted for the most significant departure from management recommendations. We voted against directors serving on nominating committees at 31% of US companies because women and people of color constituted less than 30% of their board of directors. However, we supported some companies that fell below this threshold based on productive engagement or meaningful progress.

Notably, 88% of the time we did not support management’s recommendation to vote against shareholder-sponsored proposals, which account for nearly all environmental and social issue proposals. Enhanced political spending and lobbying disclosure was the most frequent shareholder proposal this season.

A comprehensive report of the proxy votes for The Boston Trust & Walden Funds will be published on our website by the end of August.

The information presented should not be considered as an offer, investment advice, or a recommendation to buy or sell any particular security. The information presented has been prepared from sources and data we believe to be reliable, but we make no guarantee to its adequacy, accuracy, timeliness or completeness. Opinions expressed herein are subject to change without notice or obligation to update.

Investment Performance (Unaudited)	Walden Asset Management Fund
June 30, 2019

	For the period ended 6/30/19
	Aggregate	Average Annual Total Returns
					Since
					Inception
	Six Months	1 Year	5 Years	10 Years	(6/18/99)
Walden Asset Management Fund(1)	13.72%	10.74%	7.72%	9.83%	5.61%
S&P 500 Index	18.54%	10.42%	10.71%	14.70%	6.01%
Bloomberg Barclays U.S. Government/Credit Bond Index	6.90%	8.52%	3.11%	4.09%	5.03%
FTSE 3 Month U.S. Treasury Bill Index	1.21%	2.30%	0.84%	0.46%	1.78%

Hypothetical Growth of a $100,000 Investment

The above chart represents a 10-year hypothetical $100,000 investment in the Walden Asset Management Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Asset Management Fund is measured against a combination of equity and fixed income indices. The Standard & Poor’s 500 Index (“S&P 500”) is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also also widely viewed as a proxy for the total market. The Bloomberg Barclays U.S. Government/Credit Bond Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Bloomberg Barclays U.S. Government/Credit Bond Index is a component of the Bloomberg Barclays U.S. Aggregate Index. The FTSE 3 Month U.S. Treasury Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The indices are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an average or an index.

Fund Net Asset Value:	$19.40
Gross Expense Ratio(1):	1.04%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)         The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2019. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2019 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2020 and may be renewed thereafter.

Walden Equity Fund	Investment Peformance (Unaudited)
June 30, 2019

Fund Net Asset Value:	$24.48
Gross Expense Ratio(1):	1.08%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)         The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2019. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2019 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2020 and may be renewed thereafter.

	For the period ended 6/30/19
	Aggregate	Average Annual Total Returns
					Since
					Inception
	Six Months	1 Year	5 Years	10 Years	(6/18/99)
Walden Equity Fund(1)	18.66%	13.65%	10.23%	13.55%	6.74%
S&P 500 Index	18.54%	10.42%	10.71%	14.70%	6.01%

Hypothetical Growth of a $100,000 Investment

The above chart represents a 10-year hypothetical $100,000 investment in the Walden Equity Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Equity Fund is measured against the Standard & Poor’s 500 Index (“S&P 500”), which is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Investment Performance (Unaudited)	Walden Midcap Fund
June 30, 2019

	For the period ended 6/30/19
	Aggregate	Average Annual Total Returns
				Since
				Inception
	Six Months	1 Year	5 Years	8/1/11
Walden Midcap Fund	19.72%	12.87%	10.38%	11.74%
Russell Midcap® Index	21.35%	7.83%	8.63%	12.14%

Hypothetical Growth of a $100,000 Investment

The above chart represents a hypothetical $100,000 investment in the Walden Midcap Fund from August 1, 2011 to June 30, 2018, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Midcap Fund is measured against the Russell Midcap® Index, which is an unmanaged index that tracks the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$18.64
Gross Expense Ratio(1):	1.00%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)         The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2019. Additional information pertaining to the Fund’s expense ratio as of June 30, 2019 can be found in the financial highlights included in this report.

Walden SMID Cap Fund	Investment Performance (Unaudited)
June 30, 2019

Fund Net Asset Value:	$17.96
Gross Expense Ratio(1):	1.08%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)         The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2019. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2019 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2020 and may be renewed thereafter.

	For the period ended 6/30/19
	Aggregate	Average Annual Total Returns
				Since
				Inception
	Six Months	1 Year	5 Years	6/28/12
Walden SMID Cap Fund(1)	18.78%	7.87%	9.24%	12.57%
Russell 2500™ Index	19.25%	1.77%	7.66%	12.95%

Hypothetical Growth of a $100,000 Investment

The above chart represents a hypothetical $100,000 investment in the Walden SMID Cap Fund from June 28, 2012 to June 30, 2019, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden SMID Cap Fund is measured against the Russell 2500™ Index, which is an unmanaged index that tracks the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Investment Performance (Unaudited)	Walden Small Cap Fund
June 30, 2019

	For the period ended 6/30/19
	Aggregate	Average Annual Total Returns
					Since
					Inception
	Six Months	1 Year	5 Years	10 Years	10/24/08
Walden Small Cap Fund(1)	20.01%	7.60%	8.38%	13.05%	13.35%
Russell 2000® Index	16.98%	-3.31%	7.06%	13.45%	13.48%

Hypothetical Growth of a $100,000 Investment

The above chart represents a 10-year hypothetical $100,000 investment in the Walden Small Cap Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Small Cap Fund is measured against the Russell 2000® Index, which is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$20.69
Gross Expense Ratio(1):	1.05%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)         The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2019. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2019 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2020 and may be renewed thereafter.

Walden International Equity Fund	Investment Performance (Unaudited)
June 30, 2019

Fund Net Asset Value:	$11.05
Gross Expense Ratio(1):	1.17%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)         The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2019. The contractual fee limit under the Fund’s expense limitation agreement is 1.10% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2019 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2020 and may be renewed thereafter.

	For the period ended 6/30/19
	Aggregate	Average Annual	Total Returns
			Since
			Inception
	Six Months	1 Year	6/9/15
Walden International Equity Fund(1)	12.99%	1.95%	3.77%
MSCI World ex-USA Index (net)	14.64%	1.29%	3.66%

Hypothetical Growth of a $100,000 Investment

The above chart represents a hypothetical $1,000,000 investment in the Walden International Equity Fund from June 9, 2015 to June 30, 2019, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden International Equity Fund is measured against the MSCI World ex-USA Index and the Russell Developed ex-US Large Cap Index. The MSCI World ex-USA Index captures large- and mid-cap representation of developed markets countries, excluding the United States. The Russell Developed ex-US Large Cap Index tracks the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States. The Russell Developed ex-US Index is constructed to provide a comprehensive and unbiased barometer for this market segment and is completely reconstituted annually to accurately reflect the changes in the market over time. These indexes are unmanaged and the performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

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Schedule of Portfolio Investments	Walden Asset Management Fund
June 30, 2019 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (72.2%)
Communication Services (5.3%)
Alphabet, Inc., Class A (a)	1,000	1,082,800
Alphabet, Inc., Class C (a)	2,800	3,026,548
Charter Communications, Inc., Class A (a)	2,445	966,215
Comcast Corp., Class A	33,000	1,395,240
Omnicom Group, Inc.	14,000	1,147,300
		7,618,103
Consumer Discretionary (5.7%)
Advance Auto Parts, Inc.	2,500	385,350
Autoliv, Inc.	3,000	211,530
Booking Holdings, Inc. (a)	475	890,487
Dollar General Corp.	10,000	1,351,600
McDonald’s Corp.	2,000	415,320
NIKE, Inc., Class B	18,000	1,511,100
Ross Stores, Inc.	14,500	1,437,240
Starbucks Corp.	19,500	1,634,685
The Home Depot, Inc.	2,000	415,940
		8,253,252
Consumer Staples (8.0%)
Church & Dwight Co., Inc.	13,000	949,780
Colgate-Palmolive Co.	16,000	1,146,720
Costco Wholesale Corp.	8,600	2,272,636
Estee Lauder Cos., Inc.	10,000	1,831,100
PepsiCo, Inc.	14,500	1,901,385
Sysco Corp.	15,000	1,060,800
The Clorox Co.	9,000	1,377,990
The Hershey Co.	8,000	1,072,240
		11,612,651
Energy (2.0%)
Apache Corp.	24,000	695,280
ConocoPhillips	37,000	2,257,000
		2,952,280
Financials (11.8%)
American Express Co.	11,000	1,357,840
BB&T Corp.	26,000	1,277,380
Cincinnati Financial Corp.	15,000	1,555,050
Comerica, Inc.	9,000	653,760
Commerce Bancshares, Inc.	13,891	828,737
Discover Financial Services	14,000	1,086,260
JPMorgan Chase & Co.	22,000	2,459,600
Northern Trust Corp.	16,000	1,440,000
PNC Financial Services Group, Inc.	11,500	1,578,720
State Street Corp.	14,500	812,870
SunTrust Banks, Inc.	20,000	1,257,000
T. Rowe Price Group, Inc.	10,000	1,097,100
U.S. Bancorp	31,500	1,650,600
		17,054,917
Health Care (11.3%)
Becton, Dickinson & Co.	9,600	2,419,296
Danaher Corp.	11,000	1,572,120
Henry Schein, Inc. (a)	16,000	1,118,400
Johnson & Johnson, Inc.	16,000	2,228,480
Medtronic PLC	10,000	973,900
Merck & Co., Inc.	17,600	1,475,760
Mettler-Toledo International, Inc. (a)	1,700	1,428,000
Stryker Corp.	8,500	1,747,430
UnitedHealth Group, Inc.	9,200	2,244,892
Waters Corp. (a)	5,800	1,248,392
		16,456,670
Industrials (7.9%)
3M Co.	8,800	1,525,392
Deere & Co.	6,000	994,260
Donaldson Co., Inc.	20,000	1,017,200
Emerson Electric Co.	15,100	1,007,472
Hubbell, Inc.	8,500	1,108,400
Illinois Tool Works, Inc.	8,500	1,281,885
Lincoln Electric Holdings, Inc.	7,000	576,240
Union Pacific Corp.	12,500	2,113,875
United Parcel Service, Inc., Class B	10,500	1,084,335
W.W. Grainger, Inc.	3,000	804,690
		11,513,749

Information Technology (15.4%)
Accenture PLC, Class A	13,000	2,402,010
Apple, Inc.	22,500	4,453,200
Automatic Data Processing, Inc.	13,000	2,149,290
Cisco Systems, Inc.	30,000	1,641,900
Cognizant Technology Solutions Corp., Class A	11,000	697,290
Microsoft Corp.	37,000	4,956,520
Oracle Corp.	42,500	2,421,225
TE Connectivity Ltd.	10,000	957,800
Visa, Inc., Class A	15,000	2,603,250
		22,282,485

Materials (2.8%)
AptarGroup, Inc.	12,500	1,554,250
Linde PLC	7,000	1,405,600
PPG Industries, Inc.	10,000	1,167,100
		4,126,950

Utilities (2.0%)
Consolidated Edison, Inc.	15,500	1,359,040
Eversource Energy	21,000	1,590,960
		2,950,000

TOTAL COMMON STOCKS (Cost $55,021,910)		104,821,057

CORPORATE BONDS (2.8%)

Consumer Discretionary (0.2%)
Starbucks Corp., 2.45%, 6/15/26, Callable 3/15/26 @ 100	350,000	346,705

Financials (0.7%)
American Express Co., 2.65%, 12/2/22	287,000	290,349
KFW, 1.88%, 11/30/20	250,000	249,933
North American Development Bank, 4.38%, 2/11/20	100,000	101,201
The Toronto-Dominion Bank, 3.50%, 7/19/23, MTN	350,000	367,440
		1,008,923

Health Care (0.4%)
Abbott Laboratories, 2.95%, 3/15/25, Callable 12/15/24 @ 100	100,000	102,914
Kaiser Foundation Hospitals, 3.15%, 5/1/27, Callable 2/1/27 @ 100	250,000	257,983
Merck & Co., Inc., 3.88%, 1/15/21, Callable 10/15/20 @ 100	150,000	153,501
		514,398

See Notes to Financial Statements

	Shares or
	Principal
Security Description	Amount ($)	Fair Value ($)
Industrials (0.4%)
Emerson Electric Co., 2.63%, 2/15/23, Callable 11/15/22 @ 100	200,000	204,523
Hubbell, Inc., 3.35%, 3/1/26, Callable 12/1/25 @ 100	145,000	145,617
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100	150,000	152,066
Hubbell, Inc., 3.63%, 11/15/22	75,000	77,234
		579,440
Information Technology (1.0%)
Apple, Inc., 2.85%, 5/6/21	350,000	355,236
Apple, Inc., 2.85%, 2/23/23, Callable 12/23/22 @ 100	150,000	153,700
Apple, Inc., 3.00%, 6/20/27, Callable 3/20/27 @ 100	200,000	205,137
Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	300,000	314,616
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	275,000	288,724
		1,317,413
Utilities (0.1%)
Midamerican Energy Co., 3.10%, 5/1/27, Callable 2/1/27 @ 100	200,000	205,625

TOTAL CORPORATE BONDS (Cost $3,873,273)		3,972,504

MUNICIPAL BONDS (0.3%)

New York (0.1%):
New York State Environmental Facilities Corp., Series C, 1.89%, 7/15/22	190,000	188,934

Wisconsin (0.2%):
Wisconsin State, Build America Bonds, GO, 4.60%, 5/1/26, Callable 5/1/21 @ 100	250,000	261,565

TOTAL MUNICIPAL BONDS (Cost $440,717)		450,499

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (23.8%)

Federal Farm Credit Bank (0.9%)
2.60%, 10/6/22	250,000	256,044
2.75%, 7/16/27	250,000	258,493
2.85%, 3/2/28	750,000	782,982
		1,297,519
Federal Home Loan Bank (5.0%)
1.88%, 11/29/21	1,000,000	1,002,343
2.13%, 3/10/23	1,000,000	1,011,847
2.50%, 3/11/22	200,000	203,686
2.88%, 6/14/24	1,000,000	1,047,616
2.88%, 9/13/24	1,000,000	1,049,283
3.25%, 6/9/23	850,000	894,969
5.25%, 8/15/22	1,000,000	1,105,100
5.50%, 7/15/36	700,000	978,205
		7,293,049
Federal Home Loan Mortgage Corp. (4.1%)
2.38%, 1/13/22	5,750,000	5,836,381

Federal National Mortgage Association (4.8%)
1.38%, 2/26/21	150,000	148,871
1.88%, 4/5/22	1,000,000	1,002,061
1.88%, 9/24/26	1,000,000	990,474
2.13%, 4/24/26	1,250,000	1,259,899
2.63%, 9/6/24	3,250,000	3,374,234
		6,775,539
Government National Mortgage Association (0.1%)
4.00%, 9/15/40	33,091	35,162
4.00%, 9/15/41	141,074	149,864
6.50%, 5/15/32	3,600	3,956
		188,982
Housing & Urban Development (0.3%)
2.70%, 8/1/22	491,000	496,693

U.S. Treasury Inflation Index Note (1.0%)
0.63%, 7/15/21	283,410	285,285
0.75%, 7/15/28	508,935	530,584
1.25%, 7/15/20	585,785	589,787
		1,405,656
U.S. Treasury Note (7.6%)
1.88%, 1/31/22	1,500,000	1,505,508
2.50%, 2/28/26	750,000	780,190
2.63%, 12/31/23	1,000,000	1,037,773
2.75%, 8/31/23	1,500,000	1,560,732
2.75%, 11/15/23	1,500,000	1,563,398
2.75%, 2/28/25	3,500,000	3,677,667
2.88%, 9/30/23	1,000,000	1,046,270
		11,171,538
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $33,509,307)		34,465,357

INVESTMENT COMPANIES (0.7%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 2.24%(b)	1,007,726	1,007,726
TOTAL INVESTMENT COMPANIES (Cost $1,007,726)		1,007,726

Total Investments (Cost $93,852,933) — 99.8%(c)		144,717,143
Other assets in excess of liabilities — 0.2%		349,684
NET ASSETS — 100.0%		$145,066,827

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2019.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.
GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements	Walden Asset Management Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

Assets:
Investments, at fair value (cost $93,852,933)	$144,717,143
Interest and dividends receivable	410,658
Receivable for capital shares issued	41,837
Prepaid expenses	12,174
Total Assets	145,181,812
Liabilities:
Payable for capital shares redeemed	8,007
Accrued expenses and other liabilities:
Investment adviser	85,894
Administration and accounting	6,355
Chief compliance officer	652
Custodian	1,205
Shareholder servicing fees	6,605
Transfer agent	2,722
Trustee	493
Other	3,052
Total Liabilities	114,985
Net Assets	$145,066,827
Composition of Net Assets:
Paid in capital	$92,974,745
Total distributable earnings/(loss)	52,092,082
Net Assets	$145,066,827
Shares outstanding (par value $0.01, unlimited number of shares authorized)	7,477,376
Net Asset Value, Offering Price and Redemption price per share	$19.40

STATEMENT OF OPERATIONS

For the period ended June 30, 2019 (Unaudited)

Investment Income:
Interest	$479,688
Dividends	926,886
Total Investment Income	1,406,574
Expenses:
Investment adviser	510,321
Administration and accounting	49,499
Chief compliance officer	5,896
Custodian	9,358
Shareholder servicing	61,895
Transfer agency	18,353
Trustee	4,482
Other	33,385
Total expenses before fee reductions	693,189
Fees contractually reduced by the investment adviser	(12,132)
Net Expenses	681,057
Net Investment Income	725,517
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	476,398
Change in unrealized appreciation/depreciation from investments	16,063,132
Net realized/unrealized gains (losses) from investments	16,539,530
Change in Net Assets Resulting from Operations	$17,265,047

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months
	ended	For the year ended
	June 30, 2019	December 31, 2018
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$725,517	$1,287,659
Net realized gains from investment transactions	476,398	1,472,942
Change in unrealized appreciation/depreciation from investments	16,063,132	(4,974,428)
Change in Net Assets Resulting from Operations	17,265,047	(2,213,827)
Distributions to shareholders:
Total Distributions	—	(2,600,816)
Change in Net Assets Resulting from distributions to shareholders	—	(2,600,816)
Capital Share Transactions:
Proceeds from shares issued	11,550,383	15,978,645
Dividends reinvested	—	2,139,780
Cost of shares redeemed	(8,244,052)	(10,164,112)
Change in Net Assets Resulting from Capital Share Transactions	3,306,331	7,954,313
Change in Net Assets	20,571,378	3,139,670
Net Assets:
Beginning of period	124,495,449	121,355,779
End of period	$145,066,827	$124,495,449
Share Transactions:
Issued	627,335	900,825
Reinvested	—	121,371
Redeemed	(447,181)	(559,444)
Change in shares	180,154	462,752

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

					For the nine
			For the year	For the year	months		For the year	For the year
	For the six		ended	ended	ended		ended	ended
	months ended		December 31,	December 31,	December 31,		March 31,	March 31,
	June 30, 2019		2018	2017	2016		2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$17.06		$17.76	$15.74	$15.32		$15.96	$15.17

Investment Activities:
Operations:
Net investment income	0.10		0.19	0.18	0.13		0.20	0.17
Net realized and unrealized gains (losses) from investment transactions	2.24		(0.52)	2.16	0.77		0.27	0.89
Total from investment activities	2.34		(0.33)	2.34	0.90		0.47	1.06
Dividends:
Net investment income	—		(0.18)	(0.18)	(0.17)		(0.21)	(0.16)
Net realized gains from investments	—		(0.19)	(0.14)	(0.31)		(0.90)	(0.11)
Total dividends	—		(0.37)	(0.32)	(0.48)		(1.11)	(0.27)

Net Asset Value, End of Period	$19.40		$17.06	$17.76	$15.74		$15.32	$15.96

Total Return	13.72	%(a)	(1.90)%	14.88%	5.87	%(a)	3.10%	7.00%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$145,067		$124,495	$121,356	$101,126		$86,891	$84,499
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00	%(b)	1.00%	1.00%
Ratio of net investment income to average net assets	1.07	%(b)	1.02%	1.08%	1.13	%(b)	1.29%	1.06%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(c)	1.02	%(b)	1.04%	1.03%	1.05	%(b)	1.06%	1.04%
Portfolio turnover rate	2.18	%(a)	8.47%	8.40%	10.18	%(a)	15.56%	21.62%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)              Not annualized for periods less than one year.

(b)              Annualized for periods less than one year.

(c)               During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

Schedule of Portfolio Investments	Walden Equity Fund June 30, 2019 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (98.2%)
Communication Services (6.9%)
Alphabet, Inc., Class A (a)	2,800	3,031,840
Alphabet, Inc., Class C (a)	5,050	5,458,596
Charter Communications, Inc., Class A (a)	4,879	1,928,083
Comcast Corp., Class A	71,500	3,023,020
Omnicom Group, Inc.	28,000	2,294,600
		15,736,139
Consumer Discretionary (8.6%)
Advance Auto Parts, Inc.	7,000	1,078,980
Autoliv, Inc.	4,000	282,040
Booking Holdings, Inc. (a)	1,100	2,062,181
Dollar General Corp.	21,000	2,838,360
McDonald’s Corp.	10,500	2,180,430
NIKE, Inc., Class B	43,500	3,651,825
Ross Stores, Inc.	40,000	3,964,800
Starbucks Corp.	39,000	3,269,370
The TJX Cos., Inc.	6,000	317,280
		19,645,266
Consumer Staples (11.0%)
Church & Dwight Co., Inc.	30,000	2,191,800
Colgate-Palmolive Co.	30,000	2,150,100
Costco Wholesale Corp.	19,000	5,020,940
Estee Lauder Cos., Inc.	23,000	4,211,530
PepsiCo, Inc.	31,000	4,065,030
Procter & Gamble Co.	5,000	548,250
Sysco Corp.	32,000	2,263,040
The Clorox Co.	18,000	2,755,980
The Hershey Co.	15,000	2,010,450
		25,217,120
Energy (2.5%)
Apache Corp.	43,000	1,245,710
ConocoPhillips	75,000	4,575,000
		5,820,710
Financials (16.0%)
American Express Co.	25,000	3,086,000
BB&T Corp.	55,000	2,702,150
Cincinnati Financial Corp.	18,000	1,866,060
Comerica, Inc.	23,000	1,670,720
Discover Financial Services	33,000	2,560,470
JPMorgan Chase & Co.	52,000	5,813,600
M&T Bank Corp.	11,000	1,870,770
Northern Trust Corp.	28,000	2,520,000
PNC Financial Services Group, Inc.	29,500	4,049,760
State Street Corp.	26,000	1,457,560
SunTrust Banks, Inc.	41,000	2,576,850
T. Rowe Price Group, Inc.	21,500	2,358,765
U.S. Bancorp	80,000	4,192,000
		36,724,705
Health Care (15.1%)
Becton, Dickinson & Co.	18,500	4,662,185
Danaher Corp.	22,000	3,144,240
Dentsply Sirona, Inc.	17,000	992,120
Henry Schein, Inc. (a)	30,000	2,097,000
Johnson & Johnson, Inc.	29,000	4,039,120
Medtronic PLC	26,000	2,532,140
Merck & Co., Inc.	32,000	2,683,200
Mettler-Toledo International, Inc. (a)	4,000	3,360,000
Stryker Corp.	20,500	4,214,390
UnitedHealth Group, Inc.	17,500	4,270,175
Waters Corp. (a)	12,500	2,690,500
		34,685,070
Industrials (10.8%)
3M Co.	20,000	3,466,800
Deere & Co.	14,000	2,319,940
Donaldson Co., Inc.	40,000	2,034,400
Emerson Electric Co.	30,000	2,001,600
Hubbell, Inc.	21,000	2,738,400
Illinois Tool Works, Inc.	18,000	2,714,580
Union Pacific Corp.	30,500	5,157,855
United Parcel Service, Inc., Class B	24,000	2,478,480
W.W. Grainger, Inc.	7,000	1,877,610
		24,789,665
Information Technology (20.7%)
Accenture PLC, Class A	28,500	5,265,945
Apple, Inc.	48,500	9,599,120
Automatic Data Processing, Inc.	30,000	4,959,900
Cisco Systems, Inc.	65,000	3,557,450
International Business Machines Corp.	2,000	275,800
Microsoft Corp.	82,000	10,984,720
Oracle Corp.	85,000	4,842,450
TE Connectivity Ltd.	19,000	1,819,820
Visa, Inc., Class A	37,000	6,421,349
		47,726,554
Materials (3.6%)
AptarGroup, Inc.	26,000	3,232,840
Linde PLC	13,500	2,710,800
PPG Industries, Inc.	20,000	2,334,200
		8,277,840
Utilities (3.0%)
Consolidated Edison, Inc.	35,000	3,068,800
Eversource Energy	51,000	3,863,760
		6,932,560

TOTAL COMMON STOCKS (Cost $108,625,034)		225,555,629

Investment Companies (0.8%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 2.24%(b)	1,742,903	1,742,903
TOTAL INVESTMENT COMPANIES (Cost $1,742,903)		1,742,903

Total Investments (Cost $110,367,937) — 99.0%(c)		227,298,532
Other assets in excess of liabilities — 1.0%		2,208,814
NET ASSETS — 100.0%		$229,507,346

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2019.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements	Walden Equity Fund

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

Assets:
Investments, at fair value (cost $110,367,937)	$227,298,532
Dividends receivable	201,663
Receivable for investments sold	2,156,007
Receivable for capital shares issued	53,559
Prepaid expenses	11,164
Total Assets	229,720,925
Liabilities:
Payable for capital shares redeemed	35,491
Accrued expenses and other liabilities:
Investment adviser	127,465
Administration and accounting	11,377
Chief compliance officer	1,338
Custodian	2,454
Shareholder servicing fees	24,488
Transfer agent	3,251
Trustee	1,013
Other	6,702
Total Liabilities	213,579
Net Assets	$229,507,346
Composition of Net Assets:
Paid in capital	$109,921,493
Total distributable earnings/(loss)	119,585,853
Net Assets	$229,507,346
Shares outstanding (par value $0.01, unlimited number of shares authorized)	9,375,095
Net Asset Value, Offering Price and Redemption price per share	$24.48

STATEMENT OF OPERATIONS

For the period ended June 30, 2019 (Unaudited)

Investment Income:
Dividends	$1,990,731
Total Investment Income	1,990,731
Expenses:
Investment adviser	802,419
Administration and accounting	75,251
Chief compliance officer	9,451
Custodian	14,867
Shareholder servicing	168,690
Transfer agency	19,604
Trustee	7,226
Other	48,612
Total expenses before fee reductions	1,146,120
Fees contractually reduced by the investment adviser	(75,233)
Net Expenses	1,070,887
Net Investment Income	919,844
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	1,723,176
Change in unrealized appreciation/depreciation from investments	33,357,289
Net realized/unrealized gains (losses) from investments	35,080,465
Change in Net Assets Resulting from Operations	$36,000,309

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months
	ended	For the year ended
	June 30, 2019	December 31, 2018
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$919,844	$1,702,598
Net realized gains from investment transactions	1,723,176	2,964,658
Change in unrealized appreciation/depreciation from investments	33,357,289	(9,554,393)
Change in Net Assets Resulting from Operations	36,000,309	(4,887,137)
Distributions to shareholders:
Total Distributions	—	(4,155,199)
Change in Net Assets Resulting from distributions to shareholders	—	(4,155,199)
Capital Share Transactions:
Proceeds from shares issued	15,309,751	26,392,394
Dividends reinvested	—	3,440,593
Cost of shares redeemed	(14,400,402)	(25,632,176)
Change in Net Assets Resulting from Capital Share Transactions	909,349	4,200,811
Change in Net Assets	36,909,658	(4,841,525)
Net Assets:
Beginning of period	192,597,688	197,439,213
End of period	$229,507,346	$192,597,688
Share Transactions:
Issued	664,251	1,181,162
Reinvested	—	158,632
Redeemed	(624,688)	(1,139,738)
Change in shares	39,563	200,056

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

					For the nine
			For the year	For the year	months		For the year	For the year
	For the six		ended	ended	ended		ended	ended
	months ended		December 31,	December 31,	December 31,		March 31,	March 31,
	June 30, 2019		2018	2017	2016		2016	2015
	(Unaudited)

Net Asset Value, Beginning of Period	$20.63		$21.61	$18.82	$17.88		$18.55	$18.19

Investment Activities:
Operations:
Net investment income	0.10		0.19	0.20	0.14		0.23	0.18
Net realized and unrealized gains (losses) from investment transactions	3.75		(0.72)	3.70	1.44		0.29	1.29
Total from investment activities	3.85		(0.53)	3.90	1.58		0.52	1.47
Dividends:
Net investment income	—		(0.18)	(0.20)	(0.18)		(0.24)	(0.18)
Net realized gains from investments	—		(0.27)	(0.91)	(0.46)		(0.95)	(0.93)
Total dividends	—		(0.45)	(1.11)	(0.64)		(1.19)	(1.11)

Net Asset Value, End of Period	$24.48		$20.63	$21.61	$18.82		$17.88	$18.55

Total Return	18.66	%(a)	(2.54)%	20.77%	8.80	%(a)	2.92%	8.13%
Ratios/Supplemental Data:

Net assets at end of period (000’s)	$229,507		$192,598	$197,439	$181,830		$164,566	$157,499
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00	%(b)	1.00%	1.00%
Ratio of net investment income to average net assets	0.86	%(b)	0.82%	0.93%	1.00	%(b)	1.21%	0.95%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(c)	1.07	%(b)	1.08%	1.07%	1.09	%(b)	1.10%	1.09%
Portfolio turnover rate	4.16	%(a)	6.51%	9.88%	9.94	%(a)	17.78%	21.31%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)              Not annualized for periods less than one year.

(b)              Annualized for periods less than one year.

(c)               During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Midcap Fund
June 30, 2019 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (98.9%)
Communication Services (1.2%)
Omnicom Group, Inc.	8,200	671,990
		671,990
Consumer Discretionary (11.5%)
Dollar General Corp.	6,625	895,435
Dunkin’ Brands Group, Inc.	7,975	635,289
Expedia, Inc.	4,650	618,590
Hyatt Hotels Corp., Class A	12,000	913,560
Nordstrom, Inc.	12,450	396,657
O’Reilly Automotive, Inc. (a)	1,825	674,009
Polaris Industries, Inc.	5,850	533,696
Ross Stores, Inc.	10,450	1,035,803
Williams Sonoma, Inc.	9,050	588,250
		6,291,289
Consumer Staples (5.4%)
Church & Dwight Co., Inc.	6,850	500,461
McCormick & Co., Inc.	3,950	612,290
Sysco Corp.	8,900	629,408
The Clorox Co.	3,900	597,129
The Hershey Co.	4,725	633,291
		2,972,579
Energy (2.8%)
Apache Corp.	22,425	649,652
Dril-Quip, Inc. (a)	9,025	433,200
Helmerich & Payne, Inc.	9,000	455,580
		1,538,432
Financials (15.5%)
Brown & Brown, Inc.	17,250	577,875
Commerce Bancshares, Inc.	13,076	780,114
Discover Financial Services	10,125	785,599
East West Bancorp, Inc.	10,875	508,624
Eaton Vance Corp.	12,600	543,438
FactSet Research Systems, Inc.	4,675	1,339,668
M&T Bank Corp.	5,100	867,357
Northern Trust Corp.	9,075	816,750
SEI Investments Co.	11,250	631,125
Signature Bank	4,400	531,696
State Street Corp.	7,900	442,874
T. Rowe Price Group, Inc.	6,200	680,202
		8,505,322
Health Care (10.8%)
Agilent Technologies, Inc.	9,550	713,099
Cerner Corp.	8,800	645,040
Henry Schein, Inc. (a)	8,850	618,615
Mettler-Toledo International, Inc. (a)	700	588,000
Steris PLC	4,950	736,956
The Cooper Companies, Inc.	2,325	783,269
Varian Medical Systems, Inc. (a)	4,625	629,601
Waters Corp. (a)	3,125	672,625
Zimmer Biomet Holdings, Inc.	4,600	541,604
		5,928,809
Industrials (15.6%)
AMETEK, Inc.	11,000	999,240
Donaldson Co., Inc.	16,450	836,647
Expeditors International of Washington, Inc.	8,900	675,154
Hubbell, Inc.	6,900	899,760
IDEX Corp.	3,300	568,062
Lincoln Electric Holdings, Inc.	7,075	582,414
Masco Corp.	14,925	585,657
Nordson Corp.	5,475	773,672
Roper Technologies, Inc.	2,275	833,242
Sensata Technologies Holding PLC (a)	11,600	568,400
The Middleby Corp. (a)	4,300	583,510
Verisk Analytics, Inc.	4,450	651,747
		8,557,505
Information Technology (15.9%)
Akamai Technologies, Inc. (a)	6,550	524,917
Amdocs Ltd.	11,950	741,976
ANSYS, Inc. (a)	2,975	609,340
Aspen Technology, Inc. (a)	5,250	652,470
CDK Global, Inc.	11,450	566,088
Check Point Software Technologies Ltd. (a)	5,825	673,428
Citrix Systems, Inc.	7,075	694,340
F5 Networks, Inc. (a)	5,425	790,042
IPG Photonics Corp. (a)	4,200	647,850
Juniper Networks, Inc.	25,850	688,386
Paychex, Inc.	15,375	1,265,208
TE Connectivity Ltd.	8,300	794,974
		8,649,019
Materials (8.3%)
AptarGroup, Inc.	6,700	833,078
Avery Dennison Corp.	7,800	902,304
Ball Corp.	8,925	624,661
International Flavors & Fragrances, Inc.	5,425	787,113
Packaging Corporation of America	5,750	548,090
RPM International, Inc.	13,525	826,513
		4,521,759
Real Estate (6.0%)
Alexandria Real Estate Equities, Inc.	3,675	518,506
Digital Realty Trust, Inc.	4,100	482,939
Host Hotels & Resorts, Inc.	24,275	442,291
Jones Lang LaSalle, Inc.	3,825	538,139
Lamar Advertising Co., Class A	6,000	484,260
Realty Income Corp.	11,775	812,121
		3,278,256
Utilities (5.9%)
American Water Works Co., Inc.	4,700	545,200
Consolidated Edison, Inc.	7,825	686,096
Eversource Energy	17,880	1,354,588
ONE Gas, Inc.	6,925	625,328
		3,211,212

TOTAL COMMON STOCKS (Cost $36,543,104)		54,126,172

INVESTMENT COMPANIES (2.2%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 2.24%(b)	1,199,121	1,199,121
TOTAL INVESTMENT COMPANIES (Cost $1,199,121)		1,199,121

Total Investments (Cost $37,742,225) — 101.1%(c)		55,325,293
Liabilities in excess of other assets — (1.1)%		(590,308)
NET ASSETS — 100.0%		$54,734,985

(a)           Non-income producing security.

(b)           Rate disclosed is the seven day yield as of June 30, 2019.

(c)           See Federal Tax Information listed in the Notes to the Financial Statements.

PLC        Public Limited Company

See Notes to Financial Statements

Financial Statements	Walden Midcap Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

Assets:
Investments, at fair value (cost $37,742,225)	$55,325,293
Dividends receivable	40,069
Receivable for capital shares issued	2,106
Receivable for tax reclaims	555
Prepaid expenses	8,641
Total Assets	55,376,664
Liabilities:
Payable for investments purchased	601,640
Payable for capital shares redeemed	22
Accrued expenses and other liabilities:
Investment adviser	32,893
Administration and accounting	2,298
Chief compliance officer	248
Custodian	456
Shareholder servicing fees	128
Transfer agent	2,588
Trustee	188
Other	1,218
Total Liabilities	641,679
Net Assets	$54,734,985
Composition of Net Assets:
Paid in capital	$34,403,832
Total distributable earnings/(loss)	20,331,153
Net Assets	$54,734,985
Shares outstanding (par value $0.01, unlimited number of shares authorized)	2,936,898
Net Asset Value, Offering Price and Redemption price per share	$18.64

STATEMENT OF OPERATIONS

For the period ended June 30, 2019 (Unaudited)

Investment Income:
Dividends	$429,048
Total Investment Income	429,048
Expenses:
Investment adviser	190,142
Administration and accounting	17,942
Chief compliance officer	2,233
Custodian	3,510
Shareholder servicing	5,362
Transfer agency	17,015
Trustee	1,715
Other	14,303
Recoupment of prior expenses reimbursed by the investment adviser	1,389
Total expenses	253,611
Net Expenses	253,611
Net Investment Income	175,437
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	2,007,097
Change in unrealized appreciation/depreciation from investments	6,801,155
Net realized/unrealized gains (losses) from investments	8,808,252
Change in Net Assets Resulting from Operations	$8,983,689

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months
	ended	For the year ended
	June 30, 2019	December 31, 2018
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$175,437	$261,195
Net realized gains from investment transactions	2,007,097	2,611,419
Change in unrealized appreciation/depreciation from investments	6,801,155	(4,638,576)
Change in Net Assets Resulting from Operations	8,983,689	(1,765,962)
Distributions to shareholders:
Total Distributions	—	(3,064,044)
Change in Net Assets Resulting from distributions to shareholders	—	(3,064,044)
Capital Share Transactions:
Proceeds from shares issued	4,200,617	5,213,428
Dividends reinvested	—	2,641,329
Cost of shares redeemed	(4,268,563)	(3,767,045)
Change in Net Assets Resulting from Capital Share Transactions	(67,946)	4,087,712
Change in Net Assets	8,915,743	(742,294)
Net Assets:
Beginning of period	45,819,242	46,561,536
End of period	$54,734,985	$45,819,242
Share Transactions:
Issued	237,582	294,070
Reinvested	—	161,945
Redeemed	(243,663)	(213,991)
Change in shares	(6,081)	242,024

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

					For the nine
			For the year	For the year	months		For the year	For the year
	For the six		ended	ended	ended		ended	ended
	months ended		December 31,	December 31,	December 31,		March 31,	March 31,
	June 30, 2019		2018	2017	2016		2016	2015
	(Unaudited)

Net Asset Value, Beginning of Period	$15.57		$17.24	$14.90	$14.57		$15.18	$14.06

Investment Activities:
Operations:
Net investment income	0.06		0.09	0.07	0.11		0.09	0.05
Net realized and unrealized gains (losses) from investment transactions	3.01		(0.66)	2.85	0.97		0.07	1.65
Total from investment activities	3.07		(0.57)	2.92	1.08		0.16	1.70
Dividends:
Net investment income	—		(0.09)	(0.08)	(0.12)		(0.08)	(0.05)
Net realized gains from investments	—		(1.01)	(0.50)	(0.63)		(0.69)	(0.53)
Total dividends	—		(1.10)	(0.58)	(0.75)		(0.77)	(0.58)

Net Asset Value, End of Period	$18.64		$15.57	$17.24	$14.90		$14.57	$15.18

Total Return	19.72	%(a)	(3.58)%	19.62%	7.36	%(a)	1.27%	12.25%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$54,735		$45,819	$46,562	$39,059		$35,543	$34,959
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00	%(b)	1.00%	1.00%
Ratio of net investment income to average net assets	0.69	%(b)	0.54%	0.45%	0.97	%(b)	0.59%	0.35%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(c)	1.00	%(b)	1.00%	1.01%	1.04	%(b)	1.07%	1.04%
Portfolio turnover rate	14.56	%(a)	18.66%	24.85%	12.59	%(a)	20.10%	16.06%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)     Not annualized for periods less than one year.

(b)     Annualized for periods less than one year.

(c)     During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden SMID Cap Fund
June 30, 2019 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (98.8%)
Communication Services (1.2%)
Interpublic Group of Cos., Inc.	29,200	659,628
		659,628
Consumer Discretionary (9.4%)
Cheesecake Factory, Inc.	11,700	511,524
Choice Hotels International, Inc.	8,200	713,482
Dorman Products, Inc. (a)	7,700	670,978
Dunkin’ Brands Group, Inc.	8,900	708,974
Nordstrom, Inc.	17,050	543,213
Polaris Industries, Inc.	4,900	447,027
Texas Roadhouse, Inc.	10,700	574,269
Tiffany & Co.	5,900	552,476
Williams Sonoma, Inc.	9,600	624,000
		5,345,943
Consumer Staples (2.5%)
Flowers Foods, Inc.	27,400	637,598
Lancaster Colony Corp.	2,900	430,940
Tootsie Roll Industries, Inc.	9,700	358,221
		1,426,759
Energy (2.3%)
Apache Corp.	11,100	321,567
Dril-Quip, Inc. (a)	8,500	408,000
Helmerich & Payne, Inc.	11,100	561,882
		1,291,449
Financials (16.3%)
American Financial Group, Inc.	5,300	543,091
Bank of Hawaii Corp.	7,100	588,661
Brown & Brown, Inc.	20,800	696,800
Cincinnati Financial Corp.	4,000	414,680
Cohen & Steers, Inc.	9,300	478,392
Commerce Bancshares, Inc.	9,800	584,668
East West Bancorp, Inc.	14,000	654,780
Eaton Vance Corp.	16,800	724,584
FactSet Research Systems, Inc.	3,400	974,304
First Hawaiian, Inc.	15,200	393,224
SEI Investments Co.	15,500	869,550
Signature Bank	6,200	749,208
SVB Financial Group (a)	2,700	606,393
Texas Capital Bancshares, Inc. (a)	6,500	398,905
UMB Financial Corp.	8,200	539,724
		9,216,964
Health Care (13.8%)
Chemed Corp.	2,100	757,764
Dentsply Sirona, Inc.	12,300	717,828
Henry Schein, Inc. (a)	9,100	636,090
Masimo Corp. (a)	7,700	1,145,914
PerkinElmer, Inc.	8,700	838,158
ResMed, Inc.	4,300	524,729
Steris PLC	5,900	878,392
The Cooper Companies, Inc.	2,500	842,225
Varian Medical Systems, Inc. (a)	4,400	598,972
Waters Corp. (a)	4,100	882,484
		7,822,556
Industrials (17.5%)
Applied Industrial Technologies, Inc.	10,100	621,453
C.H. Robinson Worldwide, Inc.	5,400	455,490
Donaldson Co., Inc.	20,400	1,037,544
Expeditors International of Washington, Inc.	10,700	811,702
Hexcel Corp.	8,700	703,656
Hubbell, Inc.	7,000	912,800
IDEX Corp.	3,500	602,490
Lincoln Electric Holdings, Inc.	7,100	584,472
Masco Corp.	14,500	568,980
Nordson Corp.	7,300	1,031,563
Sensata Technologies Holding PLC (a)	11,000	539,000
The Middleby Corp. (a)	5,300	719,210
UniFirst Corp.	5,200	980,564
Valmont Industries, Inc.	2,900	367,749
		9,936,673
Information Technology (17.0%)
Akamai Technologies, Inc. (a)	9,300	745,302
Amdocs Ltd.	10,300	639,527
ANSYS, Inc. (a)	3,600	737,352
Aspen Technology, Inc. (a)	8,200	1,019,096
CDK Global, Inc.	11,700	578,448
Coherent, Inc. (a)	3,200	436,384
F5 Networks, Inc. (a)	5,800	844,654
IPG Photonics Corp. (a)	5,300	817,525
Jack Henry & Associates, Inc.	4,600	616,032
Juniper Networks, Inc.	23,300	620,479
Manhattan Associates, Inc. (a)	13,700	949,821
NETGEAR, Inc. (a)	13,800	349,002
Tech Data Corp. (a)	6,900	721,740
Teradata Corp. (a)	15,100	541,335
		9,616,697
Materials (6.8%)
AptarGroup, Inc.	6,800	845,512
Avery Dennison Corp.	5,600	647,808
International Flavors & Fragrances, Inc.	4,600	667,414
Packaging Corporation of America	4,400	419,408
RPM International, Inc.	12,700	776,097
Silgan Holdings, Inc.	15,300	468,180
		3,824,419
Real Estate (8.3%)
American Campus Communities, Inc.	9,200	424,672
Camden Property Trust	7,000	730,730
CoreSite Realty Corp.	6,800	783,156
CubeSmart	14,500	484,880
Highwoods Properties, Inc.	8,900	367,570
Jones Lang LaSalle, Inc.	4,900	689,381
Lamar Advertising Co., Class A	8,000	645,680
Ryman Hospitality Properties, Inc.	6,800	551,412
		4,677,481
Utilities (3.7%)
Atmos Energy Corp.	6,500	686,140
New Jersey Resources Corp.	11,200	557,424
ONE Gas, Inc.	9,400	848,820
		2,092,384

TOTAL COMMON STOCKS (Cost $41,285,849)		55,910,953

INVESTMENT COMPANIES (1.1%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 2.24%(b)	601,250	601,250
TOTAL INVESTMENT COMPANIES (Cost $601,250)		601,250

Total Investments (Cost $41,887,099) — 99.9%(c)		56,512,203
Other assets in excess of liabilities — 0.1%		62,461
NET ASSETS — 100.0%		$56,574,664

(a)                       Non-income producing security.

(b)                       Rate disclosed is the seven day yield as of June 30, 2019.

(c)                        See Federal Tax Information listed in the Notes to the Financial Statements.

PLC              Public Limited Company

See Notes to Financial Statements

Financial Statements	Walden SMID Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

Assets:
Investments, at fair value (cost $41,887,099)	$56,512,203
Dividends receivable	51,143
Receivable for capital shares issued	61,019
Prepaid expenses	6,998
Total Assets	56,631,363
Liabilities:
Payable for capital shares redeemed	14,500
Accrued expenses and other liabilities:
Investment adviser	31,027
Administration and accounting	2,618
Chief compliance officer	290
Custodian	539
Shareholder servicing fees	3,219
Transfer agent	2,792
Trustee	220
Other	1,494
Total Liabilities	56,699
Net Assets	$56,574,664
Composition of Net Assets:
Paid in capital	$40,245,758
Total distributable earnings/(loss)	16,328,906
Net Assets	$56,574,664
Shares outstanding (par value $0.01, unlimited number of shares authorized)	3,150,923
Net Asset Value, Offering Price and Redemption price per share	$17.95

STATEMENT OF OPERATIONS

For the period ended June 30, 2019 (Unaudited)

Investment Income:
Dividends	$428,941
Total Investment Income	428,941
Expenses:
Investment adviser	198,463
Administration and accounting	19,133
Chief compliance officer	2,398
Custodian	3,777
Shareholder servicing	21,637
Transfer agency	17,823
Trustee	1,841
Other	21,337
Total expenses before fee reductions	286,409
Fees contractually reduced by the investment adviser	(21,583)
Net Expenses	264,826
Net Investment Income	164,115
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	1,338,915
Change in unrealized appreciation/depreciation from investments	7,400,600
Net realized/unrealized gains (losses) from investments	8,739,515
Change in Net Assets Resulting from Operations	$8,903,630

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months
	ended	For the year ended
	June 30, 2019	December 31, 2018
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$164,115	$274,446
Net realized gains from investment transactions	1,338,915	1,583,837
Change in unrealized appreciation/depreciation from investments	7,400,600	(4,903,119)
Change in Net Assets Resulting from Operations	8,903,630	(3,044,836)
Distributions to shareholders:
Total Distributions	—	(2,123,241)
Change in Net Assets Resulting from distributions to shareholders	—	(2,123,241)
Capital Share Transactions:
Proceeds from shares issued	3,618,199	13,129,291
Dividends reinvested	—	1,610,869
Cost of shares redeemed	(3,567,990)	(7,583,025)
Change in Net Assets Resulting from Capital Share Transactions	50,209	7,157,135
Change in Net Assets	8,953,839	1,989,058
Net Assets:
Beginning of period	47,620,825	45,631,767
End of period	$56,574,664	$47,620,825
Share Transactions:
Issued	213,946	772,168
Reinvested	—	101,825
Redeemed	(212,700)	(458,240)
Change in shares	1,246	415,753

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

					For the nine
			For the year	For the year	months		For the year	For the year
	For the six		ended	ended	ended		ended	ended
	months ended		December 31,	December 31,	December 31,		March 31,	March 31,
	June 30, 2019		2018	2017	2016		2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$15.12		$16.69	$14.60	$13.40		$14.70	$13.97

Investment Activities:
Operations:
Net investment income	0.05		0.09	0.07	0.12		0.04	0.01
Net realized and unrealized gains (losses) from investment transactions	2.78		(0.99)	2.40	1.87		(0.44)	1.03
Total from investment activities	2.83		(0.90)	2.47	1.99		(0.40)	1.04
Dividends:
Net investment income	—		(0.09)	(0.09)	(0.14)		(0.02)	(0.01)
Net realized gains from investments	—		(0.58)	(0.29)	(0.65)		(0.88)	(0.30)
Total dividends	—		(0.67)	(0.38)	(0.79)		(0.90)	(0.31)

Net Asset Value, End of Period	$17.95	(a)	$15.12	$16.69	$14.60		$13.40	$14.70

Total Return	18.72	%(b)	(5.59)%	16.94%	14.73	%(b)	(2.47)%	7.60%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$56,575		$47,621	$45,632	$38,128		$32,452	$28,369
Ratio of net expenses to average net assets	1.00	%(c)	1.00%	1.00%	1.00	%(c)	1.00%	1.00%
Ratio of net investment income to average net assets	0.62	%(c)	0.52%	0.48%	1.12	%(c)	0.30%	0.08%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(d)	1.08	%(c)	1.08%	1.08%	1.12	%(c)	1.15%	1.12%
Portfolio turnover rate	14.30	%(b)	18.61%	31.92%	20.85	%(b)	43.24%	33.61%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)         The net asset value per share (“NAV”) for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in the United States of America.

(b)         Not annualized for periods less than one year.

(c)          Annualized for periods less than one year.

(d)         During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Small Cap Fund
June 30, 2019 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (98.8%)
Communication Services (1.1%)
Cable One, Inc.	940	1,100,731
		1,100,731
Consumer Discretionary (11.3%)
Carter’s, Inc.	9,800	955,892
Cheesecake Factory, Inc.	20,350	889,702
Choice Hotels International, Inc.	21,800	1,896,817
Dorman Products, Inc. (a)	13,375	1,165,498
Dunkin’ Brands Group, Inc.	14,075	1,121,215
Gentherm, Inc. (a)	18,200	761,306
Monro, Inc.	17,500	1,492,750
Nordstrom, Inc.	30,800	981,288
Texas Roadhouse, Inc.	20,700	1,110,969
Williams Sonoma, Inc.	21,200	1,378,000
		11,753,437
Consumer Staples (3.5%)
Flowers Foods, Inc.	74,100	1,724,307
Lancaster Colony Corp.	5,525	821,015
Tootsie Roll Industries, Inc.	30,300	1,118,979
		3,664,301
Energy (2.4%)
Dril-Quip, Inc. (a)	21,275	1,021,200
Forum Energy Technologies, Inc. (a)	55,400	189,468
Natural Gas Services Group, Inc. (a)	14,500	239,250
Newpark Resources, Inc. (a)	77,300	573,566
RPC, Inc.	70,500	508,305
		2,531,789
Financials (17.9%)
1st Source Corp.	17,600	816,640
Artisan Partners Asset Management, Inc., Class A	20,500	564,160
Bank of Hawaii Corp.	17,725	1,469,579
Bank of Marin BanCorp	7,100	291,242
Bridge BanCorp, Inc.	13,500	397,710
Bryn Mawr Bank Corp.	15,975	596,187
Camden National Corp.	13,200	605,484
Cohen & Steers, Inc.	21,500	1,105,960
Commerce Bancshares, Inc.	21,200	1,264,791
CVB Financial Corp.	30,050	631,952
Eaton Vance Corp.	36,700	1,582,871
First Hawaiian, Inc.	37,700	975,299
German American BanCorp	13,600	409,632
Independent Bank Corp.	9,000	685,350
Lakeland Financial Corp.	26,225	1,228,116
Morningstar, Inc.	9,500	1,374,080
Texas Capital Bancshares, Inc. (a)	12,350	757,920
Tompkins Financial Corp.	11,450	934,320
UMB Financial Corp.	17,900	1,178,178
Washington Federal, Inc.	23,625	825,221
Washington Trust BanCorp, Inc.	15,575	812,704
		18,507,396
Health Care (16.3%)
Anika Therapeutics, Inc. (a)	26,425	1,073,384
Atrion Corp.	975	831,422
Bruker Corp.	43,700	2,182,815
Cantel Medical Corp.	10,000	806,400
Chemed Corp.	5,650	2,038,745
CorVel Corp. (a)	13,375	1,163,759
Ensign Group, Inc.	14,575	829,609
Globus Medical, Inc., Class A (a)	21,900	926,370
Haemonetics Corp. (a)	8,550	1,028,907
Hill-Rom Holdings, Inc.	17,700	1,851,773
Masimo Corp. (a)	13,700	2,038,833
Premier, Inc. (a)	30,300	1,185,033
U.S. Physical Therapy, Inc.	8,250	1,011,203
		16,968,253
Industrials (16.1%)
Applied Industrial Technologies, Inc.	20,800	1,279,824
Donaldson Co., Inc.	36,300	1,846,218
Forward Air Corp.	16,700	987,805
Franklin Electric Co., Inc.	31,900	1,515,250
Herman Miller, Inc.	25,500	1,139,850
Hub Group, Inc., Class A (a)	28,700	1,204,826
Kadant, Inc.	9,300	844,533
Landstar System, Inc.	14,500	1,565,855
Lincoln Electric Holdings, Inc.	16,000	1,317,120
Tennant Co.	10,200	624,240
UniFirst Corp.	10,600	1,998,842
Valmont Industries, Inc.	7,200	913,032
Watts Water Technologies, Inc., Class A	16,000	1,490,880
		16,728,275
Information Technology (14.2%)
Coherent, Inc. (a)	8,850	1,206,875
CSG Systems International, Inc.	37,700	1,840,891
ExlService Holdings, Inc. (a)	17,825	1,178,767
InterDigital, Inc.	15,400	991,760
Manhattan Associates, Inc. (a)	25,175	1,745,383
NETGEAR, Inc. (a)	26,125	660,701
NIC, Inc.	83,500	1,339,340
Power Integrations, Inc.	18,000	1,443,240
Progress Software Corp.	34,900	1,522,338
Tech Data Corp. (a)	14,575	1,524,545
Teradata Corp. (a)	36,700	1,315,695
		14,769,535
Materials (4.9%)
AptarGroup, Inc.	12,500	1,554,250
Minerals Technologies, Inc.	17,225	921,710
Sensient Technologies Corp.	14,300	1,050,764
Silgan Holdings, Inc.	49,800	1,523,880
		5,050,604
Real Estate (6.2%)
American Campus Communities, Inc.	17,975	829,726
CoreSite Realty Corp.	12,800	1,474,176
CubeSmart	34,700	1,160,368
HFF, Inc., Class A	16,150	734,502
Highwoods Properties, Inc.	31,400	1,296,820
Ryman Hospitality Properties, Inc.	12,150	985,244
		6,480,836
Utilities (4.9%)
Chesapeake Utilities Corp.	11,500	1,092,730
Hawaiian Electric Industries, Inc.	24,400	1,062,620
New Jersey Resources Corp.	25,800	1,284,066
ONE Gas, Inc.	17,825	1,609,598
		5,049,014

TOTAL COMMON STOCKS (Cost $76,151,478)		102,604,171

INVESTMENT COMPANIES (1.1%)

JPMorgan U.S. Government Money Market
Fund, Capital Shares, 2.24%(b)	1,132,839	1,132,839
TOTAL INVESTMENT COMPANIES (Cost $1,132,839)		1,132,839

Total Investments (Cost $77,284,317) — 99.9%(c)		103,737,010
Other assets in excess of liabilities — 0.1%		106,641
NET ASSETS — 100.0%		$103,843,651

(a)   Non-income producing security.

(b)   Rate disclosed is the seven day yield as of June 30, 2019.

(c)   See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements	Walden Small Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

Assets:
Investments, at fair value (cost $77,284,317)	$103,737,010
Dividends receivable	87,833
Receivable for capital shares issued	95,761
Prepaid expenses	4,147
Total Assets	103,924,751
Liabilities:
Payable for capital shares redeemed	4,862
Accrued expenses and other liabilities:
Investment adviser	58,416
Administration and accounting	4,743
Chief compliance officer	525
Custodian	975
Shareholder servicing fees	5,864
Transfer agent	2,805
Trustee	397
Other	2,513
Total Liabilities	81,100
Net Assets	$103,843,651
Composition of Net Assets:
Paid in capital	$72,679,476
Total distributable earnings/(loss)	31,164,175
Net Assets	$103,843,651
Shares outstanding (par value $0.01, unlimited number of shares authorized)	5,019,635
Net Asset Value, Offering Price and Redemption price per share	$20.69

STATEMENT OF OPERATIONS

For the period ended June 30, 2019 (Unaudited)

Investment Income:
Dividends	$806,308
Total Investment Income	806,308
Expenses:
Investment adviser	361,344
Administration and accounting	33,506
Chief compliance officer	4,170
Custodian	6,627
Shareholder servicing	49,196
Transfer agency	17,637
Trustee	3,184
Other	29,652
Total expenses before fee reductions	505,316
Fees contractually reduced by the investment adviser	(22,977)
Net Expenses	482,339
Net Investment Income	323,969
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	3,589,711
Change in unrealized appreciation/depreciation from investments	13,066,281
Net realized/unrealized gains (losses) from investments	16,655,992
Change in Net Assets Resulting from Operations	$16,979,961

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months
	ended	For the year ended
	June 30, 2019	December 31, 2018
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$323,969	$424,979
Net realized gains from investment transactions	3,589,711	5,465,977
Change in unrealized appreciation/depreciation from investments	13,066,281	(11,223,623)
Change in Net Assets Resulting from Operations	16,979,961	(5,332,667)
Distributions to shareholders:
Total Distributions	—	(4,848,431)
Change in Net Assets Resulting from distributions to shareholders	—	(4,848,431)
Capital Share Transactions:
Proceeds from shares issued	9,271,440	8,254,682
Dividends reinvested	—	4,120,461
Cost of shares redeemed	(5,484,288)	(17,260,949)
Change in Net Assets Resulting from Capital Share Transactions	3,787,152	(4,885,806)
Change in Net Assets	20,767,113	(15,066,904)
Net Assets:
Beginning of period	83,076,538	98,143,442
End of period	$103,843,651	$83,076,538
Share Transactions:
Issued	478,566	407,232
Reinvested	—	227,650
Redeemed	(276,670)	(873,346)
Change in shares	201,896	(238,464)

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

					For the nine
			For the year	For the year	months		For the year	For the year
	For the six		ended	ended	ended		ended	ended
	months ended		December 31,	December 31,	December 31,		March 31,	March 31,
	June 30, 2019		2018	2017	2016		2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$17.24		$19.41	$18.46	$16.45		$19.66	$20.43

Investment Activities:
Operations:
Net investment income	0.06		0.09	0.09	0.16		0.08	0.04
Net realized and unrealized gains (losses) from investment transactions	3.39		(1.21)	2.02	2.58		(0.38)	0.66
Total from investment activities	3.45		(1.12)	2.11	2.74		(0.30)	0.70
Dividends:
Net investment income	—		(0.10)	(0.10)	(0.17)		(0.07)	(0.02)
Net realized gains from investments	—		(0.95)	(1.06)	(0.56)		(2.84)	(1.45)
Total dividends	—		(1.05)	(1.16)	(0.73)		(2.91)	(1.47)

Net Asset Value, End of Period	$20.69		$17.24	$19.41	$18.46		$16.45	$19.66

Total Return	20.01	%(a)	(6.05)%	11.50%	16.57	%(a)	(0.80)%	3.86%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$103,844		$83,077	$98,143	$85,199		$69,754	$87,740
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00	%(b)	1.00%	1.00%
Ratio of net investment income to average net assets	0.67	%(b)	0.44%	0.47%	1.14	%(b)	0.45%	0.17%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(c)	1.05	%(b)	1.05%	1.03%	1.06	%(b)	1.06%	1.01%
Portfolio turnover rate	11.60	%(a)	22.47%	27.16%	14.71	%(a)	38.05%	28.74%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)   Not annualized for periods less than one year.

(b)   Annualized for periods less than one year.

(c)   During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden International Equity Fund
June 30, 2019 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (97.7%)
Australia (6.9%)
Australia & New Zealand Banking Group Ltd.	27,799	550,438
Brambles Ltd.	34,113	308,399
Commonwealth Bank of Australia	8,745	508,115
CSL Ltd.	3,620	546,290
Origin Energy Ltd.	76,481	392,417
Telstra Corp. Ltd.	117,576	317,728
Westpac Banking Corp.	24,925	496,156
Woodside Petroleum Ltd.	16,719	426,688
		3,546,231
Belgium (0.7%)
Colruyt SA	5,856	339,513
		339,513
Canada (7.5%)
ARC Resources Ltd.	57,222	280,123
Bank of Montreal	6,130	463,097
Canadian National Railway Co.	4,539	420,137
Great-West Lifeco, Inc.	12,649	291,254
Intact Financial Corp.	3,270	302,226
Magna International, Inc.	6,817	339,236
Metro, Inc.	8,519	319,706
Royal Bank of Canada	6,484	515,343
The Bank of Nova Scotia	6,900	370,663
The Toronto-Dominion Bank	9,285	542,606
		3,844,391
Denmark (1.6%)
Novo Nordisk A/S	9,858	502,499
Novozymes A/S	7,036	328,201
		830,700
Finland (1.3%)
Kone OYJ	7,661	451,999
Nordea Bank AB	32,843	238,556
		690,555
France (9.4%)
Air Liquide SA	4,199	587,371
Danone SA	6,900	584,374
Dassault Systemes	2,927	466,837
Essilor International SA	2,907	379,213
Imerys SA	6,656	352,753
Legrand SA	6,214	454,221
L’Oreal SA	2,350	669,207
Publicis Groupe SA	7,986	421,515
Schneider Electric SE	6,500	589,365
Societe BIC SA	4,300	327,757
		4,832,613
Germany (8.6%)
Allianz SE	1,845	444,650
Beiersdorf AG	2,649	317,852
Deutsche Boerse AG	3,056	432,174
Fresenius SE & Co. KGaA	7,758	420,505
Fuchs Petrolub SE	5,992	235,549
Hannover Rueck SE	1,789	289,198
Henkel AG & Co. KGaA	4,900	449,804
Hugo Boss AG	3,893	258,896
Merck KGaA	3,586	374,882
Muenchener Rueckversicherungs-Gesellschaft AG	1,202	301,573
SAP AG	6,410	879,967
		4,405,050
Hong Kong (3.1%)
Hang Lung Properties Ltd.	155,400	369,631
Hang Seng Bank Ltd.	17,220	428,769
Hysan Development Co. Ltd.	72,000	371,918
MTR Corp. Ltd.	64,900	437,020
		1,607,338
Ireland (1.6%)
Experian PLC	14,071	425,923
Kerry Group PLC	3,467	413,836
		839,759
Israel (0.6%)
Nice Systems Ltd.(a)	2,355	320,380
		320,380
Italy (1.5%)
Snam SpA	78,869	391,897
Terna Rete Elettrica Nazionale SpA	62,748	399,460
		791,357
Japan (22.4%)
Astellas Pharma, Inc.	20,850	296,890
Benesse Holdings, Inc.	12,560	292,212
Canon, Inc.	16,175	472,046
Central Japan Railway Co.	2,115	423,393
Chugai Pharmaceutical Co. Ltd.	5,300	346,123
Daiwa House Industry Co. Ltd.	16,390	477,561
Denso Corp.	7,000	294,351
East Japan Railway Co.	3,025	282,857
Fast Retailing Co. Ltd.	805	486,360
INPEX Corp.	29,000	261,296
JSR Corp.	17,200	271,403
Kao Corp.	3,900	297,022
KDDI Corp.	12,600	320,669
Kurita Water Industries Ltd.	10,900	270,478
Mitsubishi Estate Co. Ltd.	22,400	416,623
Nippon Telegraph & Telephone Corp.	7,632	355,192
Nitto Denko Corp.	7,200	355,124
Nomura Research Institute Ltd.	23,364	374,301
NTT DOCOMO, Inc.	14,310	333,524
Oracle Corporation Japan	3,700	270,121
Oriental Land Co. Ltd.	3,765	465,910
Secom Co. Ltd.	3,935	338,527
Sumitomo Mitsui Financial Group, Inc.	14,850	524,296
Sysmex Corp.	4,300	280,298
Terumo Corp.	13,600	404,972
The Chiba Bank Ltd.	51,945	253,461
The Hachijuni Bank Ltd.	65,140	265,273
The Shizuoka Bank Ltd.	33,180	244,387
Tokio Marine Holdings, Inc.	6,950	348,080
Tokyo Gas Co. Ltd.	15,500	364,854
Toyota Motor Corp.	8,240	511,216
Yahoo Japan Corp.	94,835	277,995
Yamato Holdings Co. Ltd.	13,075	265,745
		11,442,560
Luxembourg (0.5%)
Tenaris SA	19,307	252,624
		252,624
Netherlands (3.5%)
AKZO Nobel NV	4,979	467,754
Koninklijke Ahold Delhaize NV	18,813	422,986
Koninklijke Vopak NV	8,600	396,437
Wolters Kluwer NV	6,754	491,543
		1,778,720
Norway (0.7%)
Statoil ASA	17,403	343,798
		343,798

See Notes to Financial Statements

Security Description	Shares	Fair Value ($)
COMMON STOCKS, CONTINUED
Singapore (1.4%)
ComfortDelGro Corp. Ltd.	209,350	411,674
Singapore Exchange Ltd.	50,600	296,261
		707,935
Spain (2.3%)
Enagas SA	13,235	353,120
Gas Natural SDG SA	13,947	384,166
Inditex SA	15,243	458,333
		1,195,619
Sweden (2.1%)
Atlas Copco AB, Class A	10,300	329,351
Hennes & Mauritz AB	19,766	352,134
Svenska Handelsbanken AB	39,413	390,139
		1,071,624
Switzerland (8.3%)
ABB Ltd.	15,300	307,160
Cie Financiere Richemont SA	3,966	336,691
Givaudan SA	181	511,207
Nestle SA	8,100	838,887
Roche Holding AG	3,235	910,529
SGS SA	134	341,523
Sonova Holding AG-REG	1,830	415,960
Zurich Insurance Group AG	1,658	577,530
		4,239,487
United Kingdom (13.7%)
Admiral Group PLC	9,911	277,854
Burberry Group PLC	12,989	307,083
Compass Group PLC	19,897	476,716
Croda International PLC	5,575	362,422
Investec PLC	60,916	395,232
ITV PLC	155,179	212,793
Johnson Matthey PLC	8,313	351,375
London Stock Exchange Group PLC	6,576	458,054
Marks & Spencer Group PLC	102,306	273,694
National Grid PLC	47,157	500,436
Next PLC	3,982	279,391
Reckitt Benckiser Group PLC	5,600	441,834
RELX PLC	14,529	352,253
Sage Group PLC	41,182	419,564
Schroders PLC	6,790	262,948
Smith & Nephew PLC	22,159	479,705
Smiths Group PLC	13,800	274,216
Unilever PLC	9,200	571,737
WPP PLC	22,392	281,524
		6,978,831

TOTAL COMMON STOCKS (Cost $46,514,241)		50,059,085

INVESTMENT COMPANIES (1.0%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 2.24%(b)	509,343	509,343
TOTAL INVESTMENT COMPANIES (Cost $509,343)		509,343

Total Investments (Cost $47,023,584) — 98.7%(c)		50,568,428
Other assets in excess of liabilities — 1.3%		656,567
NET ASSETS — 100.0%		$51,224,995

(a)           Non-income producing security.

(b)           Rate disclosed is the seven day yield as of June 30, 2019.

(c)           See Federal Tax Information listed in the Notes to the Financial Statements.

PLC        Public Limited Company

The Fund invested, as a percentage of net assets at value, in the following industries as of June 30, 2019:

Percentage of Total
Industry	Net Assets
Financials	20.4%
Industrials	14.6%
Consumer Staples	11.1%
Health Care	10.5%
Consumer Discretionary	10.0%
Materials	7.5%
Information Technology	6.3%
Energy	6.0%
Communication Services	4.9%
Real Estate	3.2%
Utilities	3.2%
Investment Companies	1.0%
Other net assets	1.3%
Total	100.0%

See Notes to Financial Statements

Financial Statements	Walden International Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

Assets:
Investments, at fair value (cost $47,023,584)	$50,568,428
Cash	341,148
Foreign currency, at fair value (cost $26,432)	26,432
Dividends receivable	126,646
Receivable for capital shares issued	111,000
Receivable for tax reclaims	95,368
Prepaid expenses	1,453
Total Assets	51,270,475
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	30,955
Administration and accounting	5,925
Chief compliance officer	424
Custodian	3,138
Transfer agent	2,734
Trustee	321
Other	1,983
Total Liabilities	45,480
Net Assets	$51,224,995
Composition of Net Assets:
Paid in capital	$47,404,474
Total distributable earnings/(loss)	3,820,521
Net Assets	$51,224,995
Shares outstanding (par value $0.01, unlimited number of shares authorized)	4,636,897
Net Asset Value, Offering Price and Redemption price per share	$11.05

STATEMENT OF OPERATIONS

For the period ended June 30, 2019 (Unaudited)

Investment Income:
Dividends	$1,064,502
Less: Foreign tax withholding	(107,516)
Total Investment Income	956,986
Expenses:
Investment adviser	170,770
Administration and accounting	27,136
Chief compliance officer	2,177
Custodian	13,838
Transfer agency	14,391
Trustee	1,647
Other	9,742
Recoupment of prior expenses reimbursed by the investment adviser	7,793
Total expenses	247,494
Net Expenses	247,494
Net Investment Income	709,492
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized (losses) from investment securities and foreign currency transactions	(147,594)
Change in unrealized appreciation/depreciation from investment securities and foreign currency transactions	4,705,483
Net realized/unrealized gains (losses) from investments	4,557,889
Change in Net Assets Resulting from Operations	$5,267,381

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months
	ended	For the year ended
	June 30, 2019	December 31, 2018
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$709,492	$665,831
Net realized gains from investment transactions	(147,594)	(80,636)
Change in unrealized appreciation/depreciation from investments	4,705,483	(5,048,658)
Change in Net Assets Resulting from Operations	5,267,381	(4,463,463)
Distributions to shareholders:
Total Distributions	—	(649,752)
Change in Net Assets Resulting from distributions to shareholders	—	(649,752)
Capital Share Transactions:
Proceeds from shares issued	8,052,536	3,925,039
Dividends reinvested	—	416,559
Cost of shares redeemed	(1,151,292)	(1,406,297)
Change in Net Assets Resulting from Capital Share Transactions	6,901,244	2,935,301
Change in Net Assets	12,168,625	(2,177,914)
Net Assets:
Beginning of period	39,056,370	41,234,284
End of period	$51,224,995	$39,056,370
Share Transactions:
Issued	756,104	361,674
Reinvested	—	42,077
Redeemed	(111,471)	(136,574)
Change in shares	644,633	267,177

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

					For the nine		Period
			For the year	For the year	months		June 9, 2015
	For the six		ended	ended	ended		through
	months ended		December 31,	December 31,	December 31,		December 31,
	June 30, 2019		2018	2017	2016		2016(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$9.78		$11.07	$9.34	$9.45		$10.00
Investment Activities:
Operations:
Net investment income	0.15		0.17	0.13	0.12		0.08
Net realized and unrealized gains (losses) from investment transactions	1.12		(1.29)	1.73	(0.06)		(0.59)
Total from investment activities	1.27		(1.12)	1.86	0.06		(0.51)
Dividends:
Net investment income	—		(0.17)	(0.13)	(0.17)		(0.04)
Net realized gains from investments	—		—	—	—		—
Total dividends	—		(0.17)	(0.13)	(0.17)		(0.04)

Net Asset Value, End of Period	$11.05		$9.78	$11.07	$9.34		$9.45

Total Return	12.99	%(b)	(10.18)%	19.92%	0.62	%(b)	(5.09	)%(b)

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$51,225		$39,056	$41,234	$14,713		$12,786
Ratio of net expenses to average net assets	1.09	%(c)	1.15%	1.15%	1.15	%(c)	1.15	%(c)
Ratio of net investment income to average net assets	3.11	%(c)	1.57%	1.57%	1.87	%(c)	1.22	%(c)
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(d)	1.09	%(c)	1.17%	1.31%	1.86	%(c)	2.21	%(c)
Portfolio turnover rate	2.88	%(b)	3.44%	10.16%	4.90	%(b)	5.11	%(b)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)                                 Commencement of operations on June 9, 2015.

(b)                                 Not annualized for periods less than one year.

(c)                                  Annualized for periods less than one year.

(d)                                 During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Notes to Financial Statements	June 30, 2019

1.              Organization:

The Boston Trust & Walden Funds (the “Trust”) was organized on January 8, 1992 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust contains the following funds (individually a “Fund”, collectively the “Funds”), each of which are registered as a diversified Fund under the 1940 Act:

Fund	Short Name
Boston Trust Asset Management Fund	Asset Management Fund
Boston Trust Equity Fund	Equity Fund
Boston Trust Midcap Fund	Midcap Fund
Boston Trust SMID Cap Fund	SMID Cap Fund
Boston Trust Small Cap Fund	Small Cap Fund

Walden Asset Management Fund	Walden Asset Management Fund
Walden Equity Fund	Walden Equity Fund
Walden Midcap Fund	Walden Midcap Fund
Walden SMID Cap Fund	Walden SMID Cap Fund
Walden Small Cap Fund	Walden Small Cap Fund
Walden International Equity Fund	Walden International Equity Fund

The investment objective of the Asset Management Fund and Walden Asset Management Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments. The investment objective of the Equity Fund and Walden Equity Fund is to seek long-term capital growth through an actively managed portfolio of stocks. The investment objective of the Midcap Fund and Walden Midcap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of middle capitalization companies. The investment objective of the SMID Cap Fund and Walden SMID Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small to middle capitalization companies. The investment objective of the Small Cap Fund and Walden Small Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small capitalization companies. The investment objective of the Walden International Equity Fund is to seek long-term capital growth through an actively managed portfolio of equities of international companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with its vendors and others that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect risk of loss to be remote.

2.              Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

Security Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security, including common stocks, is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price. The prices for foreign securities are reported in local currency and converted to U.S dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by a recognized independent pricing service.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Board of Trustees (“Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value.

The Trust may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair value of such securities. If market prices are not readily available or, in the opinion of the Adviser, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board. The Adviser believes that foreign security values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign security prices may be “fair valued” by an independent pricing service through the use of factors which take such volatility into account.

Investments in investment companies and money market funds are valued at NAV per share.

Continued

Notes to Financial Statements	June 30, 2019

Fair Value Measurements:

The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical assets

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Fixed income securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy. Open-ended investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Investments for which there are no quotations available, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Funds’ investments based on the three levels defined above:

		Level 2
	Level 1	Other Significant	Total Investments
Fund Name	Quoted Prices	Observable Inputs	in Securities
Asset Management Fund
Common Stocks(1)	$415,656,919	$—	$415,656,919
Corporate Bonds(1)	—	13,416,225	13,416,225
Municipal Bonds(2)	—	3,404,721	3,404,721
U.S. Government & U.S. Government Agency Obligations	—	90,379,815	90,379,815
Investment Companies	3,453,226	—	3,453,226
Total	419,110,145	107,200,761	526,310,906
Equity Fund
Common Stocks(1)	145,487,269	—	145,487,269
Investment Companies	501,116	—	501,116
Total	145,988,385	—	145,988,385
Midcap Fund
Common Stocks(1)	107,970,648	—	107,970,648
Investment Companies	1,384,624	—	1,384,624
Total	109,355,272	—	109,355,272
SMID Cap Fund
Common Stocks(1)	87,975,972	—	87,975,972
Investment Companies	722,610	—	722,610
Total	88,698,582	—	88,698,582
Small Cap Fund
Common Stocks(1)	242,930,172	—	242,930,172
Investment Companies	1,423,424	—	1,423,424
Total	244,353,596	—	244,353,596
Walden Asset Management Fund
Common Stocks(1)	104,821,057	—	104,821,057
Corporate Bonds(1)	—	3,972,504	3,972,504
Municipal Bonds(2)	—	450,499	450,499
U.S. Government & U.S. Government Agency Obligations	—	34,465,357	34,465,357
Investment Companies	1,007,726	—	1,007,726
Total	105,828,783	38,888,360	144,717,143
Walden Equity Fund
Common Stocks(1)	225,555,629	—	225,555,629
Investment Companies	1,742,903	—	1,742,903
Total	227,298,532	—	227,298,532
Walden Midcap Fund
Common Stocks(1)	54,126,172	—	54,126,172
Investment Companies	1,199,121	—	1,199,121
Total	55,325,293	—	55,325,293

Continued

Notes to Financial Statements	June 30, 2019

		Level 2
	Level 1	Other Significant	Total Investments
Fund Name	Quoted Prices	Observable Inputs	in Securities
Walden SMID Cap Fund
Common Stocks(1)	$55,910,953	$—	$55,910,953
Investment Companies	601,250	—	601,250
Total	56,512,203	—	56,512,203
Walden Small Cap Fund
Common Stocks(1)	102,604,171	—	102,604,171
Investment Companies	1,132,839	—	1,132,839
Total	103,737,010	—	103,737,010
Walden International Equity Fund
Common Stocks(3)	50,059,085	—	50,059,085
Investment Companies	509,343	—	509,343
Total	50,568,428	—	50,568,428

(1)         For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

(2)         For detailed State classifications, see the accompanying Schedules of Portfolio Investments.

(3)         For detailed Country classifications, see the accompanying Schedules of Portfolio Investments.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis. Interest income is recognized on an accrual basis and includes, where applicable, the amortization or accretion of premium or discount based on effective yield. Dividend income is recorded on the ex-dividend date except in the case of certain foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”), which report information on the source of their distribution annually. Certain distributions received from REITs during the year, which are known to be return of capital, are recorded as a reduction to the cost of the individual REIT.

Expenses:

Expenses directly attributable to a Fund are charged directly to that Fund. Expenses relating to the Trust are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. Dividends to shareholders from net investment income, if any, are declared and paid annually by the Funds. Dividends to shareholders from net realized gains, if any, are declared and distributed at least annually by the Funds. The amounts of distributions to shareholders from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Federal Income Taxes:

Each Fund qualifies and intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no federal income tax provision is required.

Management has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including Federal (i.e., the last four tax year ends and the interim tax period since then, as applicable) and believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken as of and during the six months ended June 30, 2019. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expense in the Statements of Operations as incurred. There are no income tax noted as due for the six months ended June 30, 2019

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i) value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii) purchases and sales of Investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Continued

Notes to Financial Statements	June 30, 2019

New Accounting Pronouncements:

In March 2017, FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Funds have adopted ASU 2017-08 on a modified retrospective basis as of January 1, 2019. The adoption of ASU 2017-08 did not have a significant impact on the amortized cost of investments as of January 1, 2019, and had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

3.              Related Party Transactions and Other Service Arrangements:

Investment Adviser:

The Trust, with respect to the Funds, and the Adviser are parties to an Investment Advisory Agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the average daily net assets of each Fund at the following annual percentage rates before contractual waivers:

Fund	Fee Rate
Asset Management Fund	0.75%
Equity Fund	0.75%
Midcap Fund	0.75%
SMID Cap Fund	0.75%
Small Cap Fund	0.75%
Walden Asset Management Fund	0.75%
Walden Equity Fund	0.75%
Walden Midcap Fund	0.75%
Walden SMID Cap Fund	0.75%
Walden Small Cap Fund	0.75%
Walden International Equity Fund	0.75%

Additionally, two trustees of the Trust are officers of the Adviser or its affiliate, and an officer of the Trust is an officer of the Adviser. These persons are not paid directly by the Funds.

Administration and Fund Accounting:

Citi Fund Services Ohio, Inc. (“Citi”) serves the Funds as administrator. Citi provides administrative and fund accounting services for a fee that is computed daily and paid monthly, based on the aggregate daily net assets of the Trust plus certain base fees.

Certain officers of the Trust are affiliated with Citi. Such persons are paid no fees directly by the Funds for serving as Officers of the Trust. Citi makes an employee available to serve as the Trust’s Chief Compliance Officer (“CCO”) under a Compliance Service Agreement between the Funds and Citi (the “CCO Agreement”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid Citi $75,000 for the six months ended June 30, 2019, plus certain out of pocket expenses. Citi pays the salary and other compensation earned by the CCO as an employee of Citi.

Distribution:

Foreside Financial Services, LLC (“Foreside”), which is not affiliated with Citi or the Adviser, serves as the Funds’ distribution agent. Fees for these services are paid monthly by the Adviser and not by the Funds.

Shareholder Services:

The Funds may enter into shareholder services agreements with investment advisers, banks, trust companies and other types of organizations (“Authorized Service Providers”), which may include affiliates of the Funds, for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Fees paid by the Funds under shareholder services agreements may not exceed 0.25% of the average daily net assets of each Fund and are presented separately on the Statement of Operations. Affiliates of the Funds did not receive any fees during the six months ended June 30, 2019

Custodian and Transfer Agency:

Boston Trust & Investment Management Company (“Boston Trust”), the parent company of the Adviser, acts as the Funds’ transfer agent. Under the transfer agency agreement, Boston Trust receives a fixed fee of $18,000 annually per fund, accrued daily and paid monthly for its services. Under a sub-transfer agency agreement, FIS Investor Services, LLC receives a fixed annual fee accrued daily and paid monthly, plus annual per account fees and certain out of pocket expenses for its services to the Trust. Expenses incurred under the transfer agency agreement and sub-transfer agency agreement are presented collectively as “Transfer Agency” expenses on the Statement of Operations.

Boston Trust acts as the Funds’ custodian, with the exception of the Walden International Equity Fund. Under the custody agreement, Boston Trust receives an annual asset based fee of 0.014% of the value of securities held. Citibank, N.A. receives sub-custodian fees from Boston Trust for each Fund except the Walden International Equity Fund. Under a separate custody agreement, Citibank, N.A., an affiliate of Citi, serves as custodian for the Walden International Equity Fund and receives a fee based on a percentage of assets held on behalf of the Walden International Equity Fund, transaction fees and certain out of pocket expenses for its services. Such percentages vary by the jurisdiction in which the assets are held.

Fee Reductions:

The Adviser has agreed to reduce its fees payable by the Funds to the extent necessary, exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under GAAP) of each Fund, except the SMID Cap Fund and the Walden International Equity Fund, to 1.00% of the average daily net assets. The Adviser has agreed to reduce its fees payable by the SMID Cap Fund and the Walden International Equity Fund to the extent necessary, subject to certain exclusions, to limit the aggregate annual operating expenses of the SMID Cap Fund to 0.75% of its average daily net assets and effective May 1, 2019, the Walden International Equity Fund to 1.10% of its average daily net assets. Prior to May 1, 2019, the contractual expense limitation for the Walden International Equity Fund was 1.15%. Any such reductions made by the Adviser in its fees or in the payment or reimbursement of expenses that are a Fund’s obligation may be subject to repayment by the Fund within three years provided the Fund receiving the reduction, payment or reimbursement is able to effect such repayment and remain in compliance with applicable expense limitations. The expense limitation agreement shall automatically renew effective May 1 of every year until the Adviser provides written notice of non-renewal to the Trust.

Continued

Notes to Financial Statements	June 30, 2019

Pursuant to its agreement, the Adviser reimbursed, and has yet to recoup, fees in the following amounts for the nine months ended December 31, 2016, the year ended December 31, 2017, the year ended December 31, 2018 and the six months ended June 30, 2019, respectively:

Fund	Amount	Expires
SMID Cap Fund	$37,894	12/31/2019
	87,452	12/31/2020
	168,823	12/31/2021
	82,423	12/31/2022

Small Cap Fund	157,762	12/31/2019
	58,104	12/31/2020
	261,419	12/31/2021
	105,703	12/31/2022

Midcap Fund	4,404	12/31/2022

Walden Asset Management Fund	34,372	12/31/2019
	28,580	12/31/2020
	45,249	12/31/2021
	12,132	12/31/2022

Walden Equity Fund	124,204	12/31/2019
	138,810	12/31/2020
	166,166	12/31/2021
	75.233	12/31/2022

Walden Midcap Fund	11,026	12/31/2019
	4,010	12/31/2020
	—	12/31/2021
	—	12/31/2022

Walden SMID Cap Fund	31,322	12/31/2019
	33,179	12/31/2020
	42,347	12/31/2021
	21,583	12/31/2022

Walden Small Cap Fund	36,830	12/31/2019
	26,962	12/31/2020
	48,303	12/31/2021
	22,977	12/31/2022

Walden International Equity Fund	65,306	12/31/2019
	47,374	12/31/2020
	7,070	12/31/2021
	—	12/31/2022

During the six months ended June 30, 2019, the Adviser recouped $1,389 and $7,793 from the Walden Midcap Fund and Walden International Equity Funds, respectively.

As of June 30, 2019, the Adviser may recoup amounts from the Funds as follows:

Total Potential Recoupment
Asset Management Fund	$—
Equity Fund	—
Midcap Fund	4,404
SMID Cap Fund	376,592
Small Cap Fund	582,988
Walden Asset Management Fund	120,333
Walden Equity Fund	504,413
Walden Midcap Fund	15,036
Walden SMID Cap Fund	128,431
Walden Small Cap Fund	135,072
Walden International Equity Fund	119,750

During the year ended December 31, 2018, there were no in-kind transfers.

During the six months ended June 30, 2019, the Asset Management Fund and Small Cap Fund delivered securities of the Fund in exchange for the redemption of shares. The total fair value of the in-kind redemptions was $5,777,713.02 for $52,124,571.68 shares of the Asset Management Fund and Small Cap Fund, respectively.

Interfund Lending:

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (“SEC”), the Funds may participate in an interfund lending program (the “Program”). The Program provides an alternative credit facility under which the Funds may lend to, or borrow from, one another, consistent with each Fund’s investment objectives, limitations and organization documents. Any open loans at period end are presented under the caption “Payable” for interfund lending in the Statements of Assets and Liabilities. As of June 30, 2019, the Funds had no outstanding loans to or from another fund under the Program. The Funds did not have any activity in the Program during the period.

Continued

Notes to Financial Statements	June 30, 2019

4.              Purchases and Sales of Securities:

Cost of purchases and proceeds from sales and maturities of securities, excluding short-term securities and U.S. Government securities, for the Funds for the six months ended June 30, 2019, totaled:

Fund	Purchases	Sales and Maturities
Asset Management Fund	$10,600,101	$2,344,809
Equity Fund	1,518,380	3,359,710
Midcap Fund	29,962,488	10,658,351
SMID Cap Fund	11,152,239	10,049,849
Small Cap Fund	37,688,405	31,919,759
Walden Asset Management Fund	8,704,764	2,378,733
Walden Equity Fund	9,981,203	8,847,308
Walden Midcap Fund	7,371,570	7,291,158
Walden SMID Cap Fund	7,519,370	8,880,225
Walden Small Cap Fund	14,653,418	11,052,166
Walden International Equity Fund	8,249,433	1,289,291

Cost of purchases and proceeds from sales and maturities of U.S. Government Securities, excluding short-term securities, for the Funds for the six months ended June 30, 2019, totaled:

Fund	Purchases	Sales and Maturities
Asset Management Fund	$5,158,008	$—
Walden Asset Management Fund	2,257,569	563,673

5.              Federal Income Tax Information:

At June 30, 2019, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for federal income tax purposes, were as follows:

		Gross Tax Unrealized	Gross Tax Unrealized	Net Unrealized Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Asset Management Fund	$294,711,290	$231,993,511	$(393,895)	$231,599,616
Equity Fund	62,550,648	83,637,783	(200,046)	83,437,737
Midcap Fund	79,754,269	30,910,100	(1,309,097)	29,601,003
SMID Cap Fund	76,710,219	14,044,584	(2,056,221)	11,988,363
Small Cap Fund	179,159,537	72,937,753	(7,743,694)	65,194,059
Walden Asset Management Fund	93,896,824	51,164,719	(344,400)	50,820,319
Walden Equity Fund	110,724,726	117,605,999	(1,032,193)	116,573,806
Walden Midcap Fund	37,781,068	18,429,419	(885,194)	17,544,225
Walden SMID Cap Fund	42,051,411	15,281,495	(820,703)	14,460,792
Walden Small Cap Fund	77,509,867	29,377,874	(3,150,731)	26,227,143
Walden International Equity Fund	47,024,067	6,341,515	(2,797,154)	3,544,361

The tax character of distributions paid during the fiscal year ended December 31, 2018 was as follows:

	Distributions paid from
		Net Long Term	Total Taxable
Fund	Ordinary Income	Capital Gains	Distributions
Asset Management Fund	$5,150,766	$14,055,703	$19,206,469
Equity Fund	1,242,397	1,000,925	2,243,322
Midcap Fund	670,067	3,347,813	4,017,880
SMID Cap Fund	1,300,219	120,329	1,420,548
Small Cap Fund	3,182,004	31,455,328	34,637,332
Walden Asset Management Fund	1,300,957	1,299,859	2,600,816
Walden Equity Fund	1,698,265	2,456,934	4,155,199
Walden Midcap Fund	498,682	2,565,361	3,064,043
Walden SMID Cap Fund	400,299	1,722,942	2,123,241
Walden Small Cap Fund	424,979	4,423,452	4,848,431
Walden International Equity Fund	649,752	—	649,752

Continued

Notes to Financial Statements	June 30, 2019

As of December 31, 2018, the components of distributable earnings (deficit) on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated	Unrealized
	Ordinary	Long-Term Capital	Accumulated	Capital and Other	Appreciation	Total Accumulated
Fund	Income	Gains	Earnings	Losses	(Depreciation)(1)	Earnings (Deficit)
Asset Management Fund	$10,544	$350,937	$361,481	$—	$170,240,311	$170,601,792
Equity Fund	1,194	—	1,194	(281,047)	61,571,756	61,291,903
Midcap Fund	39,942	919,788	959,730	—	16,129,365	17,089,095
SMID Cap Fund	98,924	347,593	446,517	(1)	(523,628)	(77,112)
Small Cap Fund	—	3,485,076	3,485,076	—	45,465,008	48,950,084
Walden Asset Management Fund	1,300	34,168	35,468	—	34,791,567	34,827,035
Walden Equity Fund	4,333	364,694	369,027	—	83,216,517	83,585,544
Walden Midcap Fund	19,563	550,412	569,975	—	10,777,489	11,347,464
Walden SMID Cap Fund	24,297	331,785	356,082	—	7,069,194	7,425,276
Walden Small Cap Fund	—	918,124	918,124	—	13,266,090	14,184,214
Walden International Equity Fund	—	—	—	(286,282)	(1,160,578)	(1,446,860)

(1)         The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and return of capital distributions from REIT securities and other investments.

As of the end of its tax year ended December 31, 2018, the Fund has a net capital loss carry forwards (“CLCFs”) not subject to expiration as summarized in the tables below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

Fund	Short Term	Long Term	Total
Walden International Equity Fund	$34,849	$200,272	$235,121

Under current tax law, net investment losses and capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds deferred losses as follows:

	Late Year	Post October
Fund	Ordinary Loss	Capital Losses
Equity Fund	$—	$281,047
Walden International Equity Fund	1,487	49,674

6.              Control Ownership and Principal Holders:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund under section 2 (a) (9) of the 1940 Act. As of June 30, 2019, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders) owning more than 25% of the total shares outstanding of the relevant Fund as detailed below.

Fund	Control Ownership	% of Ownership
Asset Management Fund	US Bank N.A.	86.53
Equity Fund	US Bank N.A.	94.38
Midcap Fund	US Bank N.A.	59.98
SMID Cap Fund	National Financial Services	53.09
Small Cap Fund	National Financial Services	31.31
Walden Asset Management Fund	US Bank N.A.	57.40
Walden Equity Fund	US Bank N.A.	29.72
Walden Midcap Fund	US Bank N.A.	82.55
Walden SMID Cap Fund	US Bank N.A.	55.29
Walden Small Cap Fund	US Bank N.A.	44.67
Walden International Equity Fund	US Bank N.A.	87.57

7.              Subsequent Events:

Management has evaluated events and transactions through the date these financial statements were issued and concluded no subsequent events required recognition or disclosure in these financial statements, except as noted below:

Effective August 14, 2019, the Board approved certain name changes, at the recommendation of management.  The Trust will be renamed Boston Trust Walden Funds, and Walden Asset Management Fund will be renamed Walden Balanced Fund.  These name changes are expected to become effective September 4, 2019.  Concurrent with these changes, the Adviser will be renamed Boston Trust Walden Inc. and Boston Trust, the parent company of the Adviser, will be renamed Boston Trust Walden Company.

Continued

Supplementary Information (Unaudited)	June 30, 2019

Table of Shareholder Expenses:

As a shareholder of the Trust, you incur ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in The Boston Trust & Walden Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 30, 2019.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period(1)	During Period
	1/1/19	6/30/19	1/1/19 - 6/30/19	1/1/19 - 6/30/19
Asset Management Fund	$1,000.00	$1,150.20	$4.90	0.92%
Equity Fund	1,000.00	1,182.90	4.93	0.91%
Midcap Fund	1,000.00	1,197.70	5.45	1.00%
SMID Cap Fund	1,000.00	1,188.70	4.07	0.75%
Small Cap Fund	1,000.00	1,205.80	5.47	1.00%
Walden Asset Management Fund	1,000.00	1,137.20	5.30	1.00%
Walden Equity Fund	1,000.00	1,186.60	5.42	1.00%
Walden Midcap Fund	1,000.00	1,197.20	5.45	1.00%
Walden SMID Cap Fund	1,000.00	1,187.80	5.42	1.00%
Walden Small Cap Fund	1,000.00	1,200.10	5.48	1.00%
Walden International Equity Fund	1,000.00	1,129.90	5.76	1.09%

(1)         Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period(1)	During Period
	1/1/19	6/30/19	1/1/19 - 6/30/19	1/1/19 - 6/30/19
Asset Management Fund	$1,000.00	$1,020.23	$4.61	0.92%
Equity Fund	1,000.00	1,020.28	4.56	0.91%
Midcap Fund	1,000.00	1,019.84	5.01	1.00%
SMID Cap Fund	1,000.00	1,021.08	3.76	0.75%
Small Cap Fund	1,000.00	1,019.84	5.01	1.00%
Walden Asset Management Fund	1,000.00	1,019.84	5.01	1.00%
Walden Equity Fund	1,000.00	1,019.84	5.01	1.00%
Walden Midcap Fund	1,000.00	1,019.84	5.01	1.00%
Walden SMID Cap Fund	1,000.00	1,019.84	5.01	1.00%
Walden Small Cap Fund	1,000.00	1,019.84	5.01	1.00%
Walden International Equity Fund	1,000.00	1,019.39	5.46	1.09%

(1) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Continued

Tabular Summary of Schedules of Portfolio Investments:

The Boston Trust Funds invested, as a percentage of total net assets, in the following industries as of June 30, 2019.

Asset Management Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
Information Technology	19.2%
U.S. Government & U.S. Government Agency Obligations	17.1%
Financials	16.2%
Health Care	11.9%
Industrials	9.5%
Consumer Staples	7.0%
Communication Services	6.2%
Consumer Discretionary	4.6%
Materials	2.5%
Energy	2.4%
Utilities	1.9%
Investment Companies	0.7%
Municipal Bonds	0.6%
Other net assets	0.2%
Total	100.0%

Equity Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
Information Technology	22.2%
Financials	18.9%
Health Care	14.8%
Industrials	12.7%
Consumer Staples	9.1%
Communication Services	8.1%
Consumer Discretionary	5.3%
Materials	3.5%
Energy	2.9%
Utilities	2.2%
Investment Companies	0.3%
Other net assets	0.0%
Total	100.0%

Midcap Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
Information Technology	16.2%
Industrials	15.5%
Financials	14.2%
Consumer Discretionary	12.1%
Health Care	11.3%
Materials	8.1%
Consumer Staples	6.0%
Real Estate	5.5%
Utilities	5.5%
Energy	2.6%
Investment Companies	1.3%
Communication Services	1.3%
Other net assets	0.4%
Total	100.0%

SMID Cap Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
Industrials	17.7%
Information Technology	16.8%
Financials	16.0%
Health Care	13.1%
Consumer Discretionary	10.2%
Real Estate	8.3%
Materials	6.7%
Utilities	3.6%
Consumer Staples	3.2%
Energy	2.6%
Communication Services	1.2%
Investment Companies	0.8%
Other net assets	-0.2%
Total	100.0%

Small Cap Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
Financials	17.8%
Health Care	17.1%
Industrials	16.0%
Information Technology	13.6%
Consumer Discretionary	11.3%
Real Estate	5.8%
Utilities	4.9%
Materials	4.7%
Consumer Staples	4.7%
Energy	2.5%
Communication Services	1.0%
Investment Companies	0.6%
Other net assets	0.0%
Total	100.0%

Continued

The Walden Funds invested, as a percentage of total net assets, in the following industries and countries as of June 30, 2019.

Walden Asset Management Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
U.S. Government & U.S. Government Agency Obligations	23.7%
Information Technology	16.4%
Financials	12.5%
Health Care	11.7%
Industrials	8.3%
Consumer Staples	8.0%
Consumer Discretionary	5.9%
Communication Services	5.3%
Materials	2.8%
Utilities	2.2%
Energy	2.0%
Investment Companies	0.7%
Municipal Bonds	0.3%
Other net assets	0.2%
Total	100.0%

Walden Equity Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
Information Technology	20.7%
Financials	16.0%
Health Care	15.1%
Consumer Staples	11.0%
Industrials	10.8%
Consumer Discretionary	8.6%
Communication Services	6.9%
Materials	3.6%
Utilities	3.0%
Energy	2.5%
Investment Companies	0.8%
Other net assets	1.0%
Total	100.0%

Walden Midcap Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
Information Technology	15.9%
Industrials	15.6%
Financials	15.5%
Consumer Discretionary	11.5%
Health Care	10.8%
Materials	8.3%
Real Estate	6.0%
Utilities	5.9%
Consumer Staples	5.4%
Energy	2.8%
Investment Companies	2.2%
Communication Services	1.2%
Other net assets	-1.1%
Total	100.0%

Walden SMID Cap Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
Industrials	17.5%
Information Technology	17.0%
Financials	16.3%
Health Care	13.8%
Consumer Discretionary	9.4%
Real Estate	8.3%
Materials	6.8%
Utilities	3.7%
Consumer Staples	2.5%
Energy	2.3%
Communication Services	1.2%
Investment Companies	1.1%
Other net assets	0.1%
Total	100.0%

Walden Small Cap Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
Financials	17.9%
Health Care	16.3%
Industrials	16.1%
Information Technology	14.2%
Consumer Discretionary	11.3%
Real Estate	6.2%
Materials	4.9%
Utilities	4.9%
Consumer Staples	3.5%
Energy	2.4%
Communication Services	1.1%
Investment Companies	1.1%
Other net assets	0.1%
Total	100.0%

Walden International Equity Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
Japan	22.4%
United Kingdom	13.7%
France	9.4%
Germany	8.6%
Switzerland	8.3%
Canada	7.5%
Australia	6.9%
Netherlands	3.5%
Hong Kong	3.1%
Spain	2.3%
Sweden	2.1%
Denmark	1.6%
Ireland	1.6%
Italy	1.5%
Singapore	1.4%
Finland	1.3%
United States	1.0%
Norway	0.7%
Belgium	0.7%
Israel	0.6%
Luxembourg	0.5%
Other net assets	1.3%
Total	100.0%

Continued

Supplementary Information (Unaudited)	June 30, 2019

Other Information:

A description of the policies and guidelines that the Funds use to determine how to vote proxies related to portfolio securities is available: (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, and (ii) on the SEC’s website at http://www.sec.gov.

Proxy voting policies and guidelines as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, (ii) on the Boston Trust & Investment Management, Inc. website at http://www.btim.com; and (iii) on the SEC’s website at http://www.sec.gov.

The Funds file their portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter with the SEC on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter is available on the SEC’s website at http://www.sec.gov. The Funds’ Schedules of Investments will be available no later than 60 days after each period end, without charge, on the Funds’ website at https://www.bostontrust.com/.

Investment Adviser

Boston Trust Investment Management, Inc.

One Beacon Street
Boston, MA 02108

Transfer Agent

Boston Trust & Investment Management Company

One Beacon Street

Boston, MA 02108

Administrator

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and subject to change.

08/19

Item 2.	Code of Ethics.

Not applicable — only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Included as part of the report to shareholders filed under Item 1.
(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable — Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Boston Trust & Walden Funds

By (Signature and Title)*	/s/ Lucia Santini, President

Date	8/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lucia Santini, President

Date	8/28/2019

By (Signature and Title)*	/s/ Jennifer Ellis, Treasurer

Date	8/28/2019